Evergreen

INSTITUTIONAL MONEY MARKET FUNDS

Semiannual Report
as of August 31, 2002

Evergreen Investments℠
MUTUAL FUNDS

Evergreen Institutional Money Market Funds: Semiannual Report as of August 31, 2002

INVESTMENTS THAT STAND THE TEST OF TIME

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With $215 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of August 31, 2002

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:	NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2002.

Evergreen Funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

Letter to Shareholders
October 2002

William M. Ennis President and Chief Executive Officer	Dennis H. Ferro President and Chief Investment Officer

Dear Evergreen Shareholders,

We are pleased to provide the semiannual report for the Evergreen Institutional Money Market Funds, which covers the six-month period ended August 31, 2002.

Market Analysis

The volatility in the financial markets during 2002 has been a challenge to all asset classes, and while investors in money market funds found a safe haven, they also experienced significantly lower-than-normal investment yields. As the year began, optimism swirled that fourth quarter momentum in gross domestic product (GDP) would translate into a sound recovery with improved corporate profitability. Signs of economic weakness, however, soon emerged, and money markets have been volatile with yields lower throughout 2002.

In addition to economic uncertainties, it soon became evident that Enron was not an isolated issue. Several other companies disclosed issues regarding the integrity of their financial statements and suddenly the accounting industry, and specifically, Arthur Andersen, was under the trial of public opinion. Investor confidence began to wane.

Weak first quarter corporate earnings and slower-than-expected GDP growth in the second quarter combined to ease the concerns of fixed income investors. As the accounting scandal spread, equities struggled and money flowed into money market funds. By late July, short-term interest rates were back near their lows.

Regaining investor confidence became the mantra in Washington. President Bush, members of Congress, and the SEC all became involved. Legislation was created to punish corporate criminals in an effort to restore investor confidence. Many economists thought the environment was right for lower interest rates, yet the Federal Reserve Board chose not to give in to the public pressure. At the conclusion of its most recent Federal Open Market Committee (FOMC) meeting, monetary policymakers kept the target for the federal funds rate unchanged at 1.75%. Instead, the Fed opted to change its policy bias toward easing in the event of further weakness, with interest rates remaining at 40-year lows.

We believe the economy is positioned for moderate growth in the range of 3% for the remainder of the year. Corporate profits have the benefit of easy comparisons relative to last year, and the moderate recovery should add substance to the projected growth in earnings. All eyes will be on the consumer and the degree of capital spending increases to gauge the extent of the recovery. If job growth continues to weaken for the remainder of the year, slightly lower rates could prove to be the tonic for solidifying this nascent recovery. Inflationary indicators remain subdued and we believe that the overall interest rate structure will continue to reflect relative price stability.

Diversification remains important

An environment like the past six months offers many reasons for building and maintaining a diversified portfolio, rather than trying to make investment decisions based on anticipated market movements. Exposure to various types of investments should remain a key component of a well-balanced portfolio. Establishing a Systematic Investment Plan (SIP) could be an appropriate tool to help you achieve your investment goals. As with all investment decisions, remember to consult your financial advisor to develop a strategy that will support your long-term objectives.

Please visit our newly enhanced Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly online shareholder newsletter, Evergreen Events, through the “About Evergreen Investments” menu tab. Thank you for your continuing support of Evergreen Investments.

William M. Ennis
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

EVERGREEN
Cash Management Money Market Fund
Fund at a Glance as of August 31, 2002

PERFORMANCE AND RETURNS1

Portfolio Inception Date: 3/1/2001	Institutional Shares (Class I)	Institutional Administrative Shares (Class AD)	Investor Shares (Class IN)	Lipper Service Shares (Class IS)	Participant Shares (Class P)	Reserve Shares (Class RV)	Resource Shares (Class RC)	Institutional Money Markets Average	90-Day Treasury Bill
Class Inception Date	3/1/2001	3/1/2001	3/1/2001	3/1/2001	3/1/2001	3/1/2001	3/26/2001

6-month return	0.93%	0.90%	0.88%	0.80%	0.68%	0.60%	0.52%	0.78%	0.84%

Average Annual Total Returns

1 year	2.11%	2.06%	2.01%	1.86%	1.60%	1.45%	1.30%	1.89%	1.83%

Since Portfolio Inception	2.87%	2.82%	2.77%	2.62%	2.36%	2.21%	2.09%	2.69%	2.46%

7-day annualized yield	1.69%	1.64%	1.59%	1.44%	1.19%	1.04%	0.89%	N/A	N/A

30-day annualized yield	1.73%	1.68%	1.63%	1.48%	1.23%	1.08%	0.93%	N/A	N/A

6-month income distributions per share	$0.009	$0.009	$0.009	$0.008	$0.007	$0.006	$0.005	N/A	N/A

PORTFOLIO COMPOSITION
(based on 8/31/2002 portfolio assets)

Corporate Bonds	60.2%

Commercial Paper	23.0%

Municipal Obligations	6.8%

U.S. Government & Agency Obligations	4.2%

Funding Agreements	3.1%

Time Deposit	2.3%

Mutual Fund Shares	0.4%

PORTFOLIO MANAGEMENT

J. Kellie Allen & Bryan K. White, CFA

7-DAY ANNUALIZED YIELD

Total Net Assets:   $478,955,715
Average Maturity:   42 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class RC prior to its inception is based on the performance of the fund’s Class I shares, one of the original classes offered. The historical return for Class RC has not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs 12b-1 fees of 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If this fee had been reflected, the return for Class RC would have been lower. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates) through special arrangements entered into on behalf of Evergreen funds with certain financial service firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

U.S. government guarantees apply only to the underlying securities of the fund’s portfolio and not to the fund’s shares.

The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of August 31, 2002, and subject to change.

EVERGREEN
Institutional Money Market Fund
Fund at a Glance as of August 31, 2002

PERFORMANCE AND RETURNS1

Portfolio Inception Date: 11/19/1996	Institutional Shares (Class I)	Administrative Shares (Class AD)	Investor Shares (Class IN)	Institutional ServiceShares (Class IS)	Participant Shares (Class P)	Reserve Shares (Class RV)	Resource Shares (Class RC)	Lipper Institutional Money Markets Average	90-Day Treasury Bill
Class Inception Date	11/19/1996	5/1/2001	5/1/2001	11/26/1996	5/1/2001	5/1/2001	5/1/2001

6-month return	0.98%	0.95%	0.93%	0.85%	0.72%	0.65%	0.57%	0.78%	0.84%

Average Annual Total Returns

1 year	2.25%	2.20%	2.14%	1.99%	1.74%	1.59%	1.43%	1.89%	1.83%

5 year	4.96%	4.94%	4.93%	4.69%	4.82%	4.77%	4.73%	4.64%	4.37%

Since Portfolio Inception	5.05%	5.04%	5.03%	4.79%	4.93%	4.90%	4.86%	4.75%	4.48%

7-day annualized yield	1.78%	1.73%	1.68%	1.53%	1.28%	1.13%	0.98%	N/A	N/A

30-day annualized yield	1.80%	1.75%	1.70%	1.55%	1.30%	1.15%	1.00%	N/A	N/A

6-month income distributions per share	$0.010	$0.010	$0.009	$0.009	$0.007	$0.006	$0.006	N/A	N/A

PORTFOLIO COMPOSITION
(based on 8/31/2002 portfolio assets)

Commercial Paper	58.8%

Corporate Bonds	37.4%

U.S. Government & Agency Obligations	2.7%

Time Deposits	0.9%

Mutual Fund Shares	0.1%

Municipal Obligations	0.1%

PORTFOLIO MANAGEMENT

J. Kellie Allen & Bryan K. White, CFA

7-DAY ANNUALIZED YIELD

Total Net Assets:   $20,124,210,825
Average Maturity:   47 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, P, RV and RC shares prior to their inception is based on the performance of the fund’s Class I shares, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates) through special arrangements entered into on behalf of Evergreen funds with certain financial service firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

U.S. government guarantees apply only to the underlying securities of the fund’s portfolio and not to the fund’s shares.

The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of August 31, 2002, and subject to change.

EVERGREEN
Institutional Municipal Money Market Fund
Fund at a Glance as of August 31, 2002

PERFORMANCE AND RETURNS1

Portfolio Inception Date: 11/20/1996	Institutional Shares (Class I)	Administrative Shares (Class AD)	Investor Shares (Class IN)	Institutional Service Shares (Class IS)	Participant Shares (Class P)	Reserve Shares (Class RV)	Resource Shares (Class RC)	Lipper Institutional Tax-Exempt Money Markets Average	90-Day Treasury Bill
Class Inception Date	11/20/1996	5/1/2001	5/1/2001	11/25/1996	5/1/2001	5/1/2001	5/1/2001

6-month return	0.78%	0.76%	0.73%	0.66%	0.53%	0.45%	0.38%	0.58%	0.84%

Average Annual Total Returns

1 year	1.69%	1.64%	1.59%	1.43%	1.18%	1.03%	0.88%	1.34%	1.83%

5 year	3.29%	3.28%	3.27%	3.04%	3.16%	3.12%	3.07%	2.88%	4.37%

Since Portfolio Inception	3.34%	3.33%	3.31%	3.08%	3.22%	3.18%	3.15%	2.93%	4.48%

7-day annualized yield	1.52%	1.47%	1.42%	1.27%	1.02%	0.87%	0.72%	N/A	N/A

30-day annualized yield	1.52%	1.47%	1.42%	1.27%	1.02%	0.87%	0.72%	N/A	N/A

6-month income distributions per share	$0.008	$0.008	$0.007	$0.007	$0.005	$0.005	$0.004	N/A	N/A

PORTFOLIO COMPOSITION
(based on 8/31/2002 portfolio assets)

Variable Rate Demand Notes	87.9%

Put Bonds	6.9%

Commercial Paper	2.6%

Anticipation Notes	1.5%

Mutual Fund Shares	1.1%

PORTFOLIO MANAGEMENT

Mathew M. Kiselak

7-DAY ANNUALIZED YIELD

Total Net Assets:   $3,054,182,093
Average Maturity:   33 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, P, RV and RC shares prior to their inception is based on the performance of the fund’s Class I shares, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates) through special arrangements entered into on behalf of Evergreen funds with certain financial service firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

U.S. government guarantees apply only to the underlying securities of the fund’s portfolio and not to the fund’s shares.

The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of August 31, 2002, and subject to change.

EVERGREEN
Institutional Treasury Money Market Fund
Fund at a Glance as of August 31, 2002

PERFORMANCE AND RETURNS1

Portfolio Inception Date: 11/20/1996	Institutional Shares (Class I)	Administrative Shares (Class AD)	Institutional Investor Shares (Class IN)	Service Shares (Class IS)	Participant Shares (Class P)	Reserve Shares (Class RV)	Resource Shares (Class RC)	Lipper Institutional U.S. Treasury Money Markets Average	90-Day Treasury Bill
Class Inception Date	11/20/1996	5/1/2001	5/1/2001	11/27/1996	5/1/2001	5/1/2001	5/1/2001

6-month return	0.89%	0.86%	0.84%	0.76%	0.63%	0.56%	0.48%	0.73%	0.84%

Average Annual Total Returns

1 year	2.00%	1.95%	1.90%	1.75%	1.50%	1.34%	1.19%	1.74%	1.83%

5 year	4.66%	4.64%	4.63%	4.39%	4.52%	4.47%	4.43%	4.36%	4.37%

Since Portfolio Inception	4.77%	4.76%	4.74%	4.51%	4.65%	4.61%	4.57%	4.47%	4.48%

7-day annualized yield	1.65%	1.60%	1.55%	1.40%	1.15%	1.00%	0.85%	N/A	N/A

30-day annualized yield	1.63%	1.58%	1.53%	1.38%	1.13%	0.98%	0.83%	N/A	N/A

6-month income distributions per share	$0.009	$0.009	$0.008	$0.008	$0.006	$0.006	$0.005	N/A	N/A

PORTFOLIO COMPOSITION
(based on 8/31/2002 portfolio assets)

Repurchase Agreements	85.0%

U.S. Treasury Obligations	15.0%

PORTFOLIO MANAGEMENT

J. Kellie Allen & Bryan K. White, CFA

7-DAY ANNUALIZED YIELD

Total Net Assets:   $4,871,921,296
Average Maturity:   27 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, P, RV and RC shares prior to their inception is based on the performance of the fund’s Class I shares, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates) through special arrangements entered into on behalf of Evergreen funds with certain financial service firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

U.S. government guarantees apply only to the underlying securities of the fund’s portfolio and not to the fund’s shares.

The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share,

it is possible to lose money by investing in the fund.

All data is as of August 31, 2002, and subject to change.

EVERGREEN
Institutional U.S. Government Money Market Fund
Fund at a Glance as of August 31, 2002

PERFORMANCE AND RETURNS1

Portfolio Inception Date: 10/1/1999	Institutional Shares (Class I)	Administrative Shares (Class AD)	Investor Shares (Class IN)	Institutional Service Shares (Class IS)	Participant Shares (Class P)	Reserve Shares (Class RV)	Resource Shares (Class RC)	Lipper Institutional U.S. Government Money Markets Average	90-Day Treasury Bill
Class Inception Date	10/1/1999	5/1/2001	5/1/2001	10/1/1999	5/1/2001	5/1/2001	5/1/2001

6-month return	0.85%	0.83%	0.80%	0.72%	0.60%	0.52%	0.45%	0.76%	0.84%

Average Annual Total Returns

1 year	1.98%	1.93%	1.87%	1.72%	1.47%	1.32%	1.17%	1.83%	1.83%

Since Portfolio Inception	4.33%	4.31%	4.28%	4.07%	4.09%	4.02%	3.95%	4.18%	4.04%

7-day annualized yield	1.60%	1.55%	1.50%	1.35%	1.10%	0.95%	0.80%	N/A	N/A

30-day annualized yield	1.63%	1.58%	1.53%	1.38%	1.13%	0.98%	0.83%	N/A	N/A

6-month income distributions per share	$0.009	$0.008	$0.008	$0.007	$0.006	$0.005	$0.005	N/A	N/A

PORTFOLIO COMPOSITION
(based on 8/31/2002 portfolio assets)

U.S. Government & Agency Obligations	66.7%

Repurchase Agreements	33.3%

PORTFOLIO MANAGEMENT

J. Kellie Allen & Bryan K. White, CFA

7-DAY ANNUALIZED YIELD

Total Net Assets:   $1,057,323,480
Average Maturity:   42 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, P, RV and RC shares prior to their inception is based on the performance of the fund’s Class I shares, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates) through special arrangements entered into on behalf of Evergreen funds with certain financial service firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

U.S. government guarantees apply only to the underlying securities of the fund’s portfolio and not to the fund’s shares.

The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share,

it is possible to lose money by investing in the fund.

All data is as of August 31, 2002, and subject to change.

EVERGREEN
Institutional 100% Treasury Money Market Fund
Fund at a Glance as of August 31, 2002

PERFORMANCE AND RETURNS1

Portfolio Inception Date: 12/8/1997	Institutional Shares (Class I)	Institutional Service Shares (Class IS)	Lipper Institutional U.S. Treasury Money Market Averages	90-Day Treasury Bill
Class Inception Date	12/8/1997	12/23/1997

6-month return	0.85%	0.72%	0.73%	0.84%

Average Annual Total Returns

1 year	2.00%	1.74%	1.74%	1.83%

Since Portfolio Inception	4.44%	4.17%	4.32%	4.33%

7-day annualized yield	1.60%	1.35%	N/A	N/A

30-day annualized yield	1.61%	1.36%	N/A	N/A

6-month income distributions per share	$0.009	$0.007	N/A	N/A

PORTFOLIO COMPOSITION
(based on 8/31/2002 portfolio assets)

U.S. Treasury Bills	85.9%

U.S. Treasury Notes	14.1%

PORTFOLIO MANAGEMENT

J. Kellie Allen & Bryan K. White, CFA

7-DAY ANNUALIZED YIELD

Total Net Assets:   $780,191,190
Average Maturity:   36 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.25% for Class IS. Class I does not pay a 12b-1 fee. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates) through special arrangements entered into on behalf of Evergreen funds with certain financial service firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

U.S. government guarantees apply only to the underlying securities of the fund’s portfolio and not to the fund’s shares.

The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of August 31, 2002, and subject to change.

EVERGREEN
Cash Management Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended
	August 31, 2002	Year Ended
	(unaudited)	February 28, 2002

CLASS I

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.009	0.033

Distributions to shareholders from

Net investment income	- 0.009	- 0.033

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.93%	3.38%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 238,616	$ 268,158

Ratios to average net assets

Expenses [1]	0.20%[2]	0.18%

Net investment income	1.83%[2]	3.12%

Six Months Ended
	August 31, 2002	Year Ended
	(unaudited)	February 28, 2002

CLASS AD

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.009	0.033

Distributions to shareholders from

Net investment income	- 0.009	- 0.033

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.90%	3.33%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 2	$ 1

Ratios to average net assets

Expenses [1]	0.25%[2]	0.23%

Net investment income	1.81%[2]	2.91%

1. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers. 2. Annualized

See Combined Notes to Financial Statements

EVERGREEN
Cash Management Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended
	August 31, 2002	Year Ended
	(unaudited)	February 28, 2002

CLASS IN

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.009	0.032

Distributions to shareholders from

Net investment income	- 0.009	- 0.032

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.88%	3.28%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 8,482	$ 15,581

Ratios to average net assets

Expenses [1]	0.30%[2]	0.28%

Net investment income	1.75%[2]	3.15%

Six Months Ended
	August 31, 2002	Year Ended
	(unaudited)	February 28, 2002

CLASS IS

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.008	0.031

Distributions to shareholders from

Net investment income	- 0.008	- 0.031

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.80%	3.13%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 131,507	$ 174,446

Ratios to average net assets

Expenses [1]	0.45%[2]	0.43%

Net investment income	1.59%[2]	2.71%

1. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers. 2. Annualized

See Combined Notes to Financial Statements

EVERGREEN
Cash Management Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended
	August 31, 2002	Year Ended
	(unaudited)	February 28, 2002

CLASS P

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.007	0.028

Distributions to shareholders from

Net investment income	- 0.007	- 0.028

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.68%	2.87%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 51,141	$ 55,602

Ratios to average net assets

Expenses [1]	0.70%[2]	0.65%

Net investment income	1.34%[2]	2.86%

Six Months Ended
	August 31, 2002	Year Ended
	(unaudited)	February 28, 2002

CLASS RV

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.006	0.027

Distributions to shareholders from

Net investment income	- 0.006	- 0.027

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.60%	2.72%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 21,739	$ 14,176

Ratios to average net assets

Expenses [1]	0.85%[2]	0.81%

Net investment income	1.18%[2]	2.54%

1. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers. 2. Annualized

See Combined Notes to Financial Statements

EVERGREEN
Cash Management Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended
	August 31, 2002	Year Ended
	(unaudited)	February 28, 2002 [1]

CLASS RC

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.005	0.022

Distributions to shareholders from

Net investment income	- 0.005	- 0.022

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.52%	2.27%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 27,468	$ 49,805

Ratios to average net assets

Expenses [2]	1.00%[3]	1.00%[3]

Net investment income	1.04%[3]	1.59%[3]

1.    For the period from March 26, 2001 (commencement of class operations), to February 28, 2002.

2.    The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3.    Annualized

See Combined Notes to Financial Statements

EVERGREEN
Institutional Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended
	August 31, 2002	Year Ended February 28,
	(unaudited)	2002	2001	2000 [1]	1999	1998

CLASS I

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.010	0.035	0.063	0.053	0.054	0.056

Distributions to shareholders from

Net investment income	- 0.010	- 0.035	- 0.063	- 0.053	- 0.054	- 0.056

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.98%	3.58%	6.50%	5.39%	5.53%	5.71%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 16,270,902	$ 11,290,424	$ 6,261,505	$ 3,848,005	$ 2,853,495	$ 1,051,741

Ratios to average net assets

Expenses [2]	0.21%[3]	0.22%	0.21%	0.22%	0.21%	0.20%

Net investment income	1.92%[3]	3.35%	6.31%	5.25%	5.35%	5.60%

Six Months Ended
	August 31, 2002	Year Ended
	(unaudited)	February 28, 2002 [4]

CLASS AD

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.010	0.026

Distributions to shareholders from

Net investment income	- 0.010	- 0.026

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.95%	2.63%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 27,008	$ 25,635

Ratios to average net assets

Expenses [2]	0.26%[3]	0.27%[3]

Net investment income	1.87%[3]	2.59%[3]

1.    Year ended February 29.

2.    The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3.    Annualized

4.    For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

See Combined Notes to Financial Statements

EVERGREEN
Institutional Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended
	August 31, 2002	Year Ended
	(unaudited)	February 28, 2002 [1]

CLASS IN

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.009	0.026

Distributions to shareholders from

Net investment income	- 0.009	- 0.026

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.93%	2.59%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 408,608	$ 123,849

Ratios to average net assets

Expenses [2]	0.31%[3]	0.32%[3]

Net investment income	1.82%[3]	2.91%[3]

Six Months Ended
	August 31, 2002	Year Ended February 28,
	(unaudited)	2002	2001	2000 [4]	1999	1998

CLASS IS

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.009	0.033	0.061	0.050	0.051	0.053

Distributions to shareholders from

Net investment income	- 0.009	- 0.033	- 0.061	- 0.050	- 0.051	- 0.053

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.85%	3.32%	6.23%	5.13%	5.27%	5.45%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 3,272,858	$ 3,896,538	$ 3,258,376	$ 2,699,653	$ 2,242,693	$ 1,215,348

Ratios to average net assets

Expenses [2]	0.45%[3]	0.47%	0.45%	0.47%	0.46%	0.45%

Net investment income	1.68%[3]	3.21%	6.05%	5.00%	5.12%	5.33%

1.    For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2.    The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3.    Annualized

4.    Year ended February 29.

See Combined Notes to Financial Statements

EVERGREEN
Institutional Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended
	August 31, 2002	Year Ended
	(unaudited)	February 28, 2002 [1]

CLASS P

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.007	0.022

Distributions to shareholders from

Net investment income	- 0.007	- 0.022

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.72%	2.25%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 112,845	$ 155,419

Ratios to average net assets

Expenses [2]	0.70%[3]	0.74%[3]

Net investment income	1.42%[3]	1.99%[3]

Six Months Ended
	August 31, 2002	Year Ended
	(unaudited)	February 28, 2002 [1]

CLASS RV

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.006	0.021

Distributions to shareholders from

Net investment income	- 0.006	- 0.021

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.65%	2.12%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 23,471	$ 20,408

Ratios to average net assets

Expenses [2]	0.85%[3]	0.87%[3]

Net investment income	1.27%[3]	2.35%[3]

1.    For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2.    The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3.    Annualized

See Combined Notes to Financial Statements

EVERGREEN
Institutional Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended
	August 31, 2002	Year Ended
	(unaudited)	February 28, 2002 [1]

CLASS RC

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.006	0.020

Distributions to shareholders from

Net investment income	- 0.006	- 0.020

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.57%	1.99%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 8,520	$ 32,130

Ratios to average net assets

Expenses [2]	1.01%[3]	1.03%[3]

Net investment income	1.12%[3]	1.73%[3]

1.    For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2.    The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3.    Annualized

See Combined Notes to Financial Statements

EVERGREEN
Institutional Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended
	August 31, 2002	Year Ended February 28,
	(unaudited)	2002	2001	2000 [1]	1999	1998

CLASS I

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.008	0.025	0.042	0.035	0.035	0.036
Distributions to shareholders from

Net investment income	- 0.008	- 0.025	- 0.042	- 0.035	- 0.035	- 0.036

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.78%	2.54%	4.31%	3.51%	3.52%	3.67%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 2,342,899	$ 1,625,943	$ 1,156,027	$ 937,122	$ 857,242	$ 441,988

Ratios to average net assets

Expenses [2]	0.21%[3]	0.24%	0.21%	0.24%	0.18%	0.10%

Net investment income	1.52%[3]	2.45%	4.20%	3.42%	3.41%	3.63%

Six Months Ended
	August 31, 2002	Year Ended
	(unaudited)	February 28, 2002 [4]

CLASS AD

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.008	0.018

Distributions to shareholders from

Net investment income	- 0.008	- 0.018

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.76%	1.85%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 24,007	$ 17,554

Ratios to average net assets

Expenses [2]	0.26%[3]	0.30%[3]

Net investment income	1.48%[3]	1.60%[3]

1.    Year ended February 29.

2.    The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3.    Annualized

4.    For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

See Combined Notes to Financial Statements

EVERGREEN
Institutional Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended
	August 31, 2002	Year Ended
	(unaudited)	February 28, 2002 [1]

CLASS IN

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.007	0.018

Distributions to shareholders from

Net investment income	- 0.007	- 0.018

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.73%	1.81%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 113,884	$ 6,240

Ratios to average net assets

Expenses [2]	0.31%[3]	0.35%[3]

Net investment income	1.36%[3]	2.04%[3]

Six Months Ended
	August 31, 2002	Year Ended February 28,
	(unaudited)	2002	2001	2000 [4]	1999	1998

CLASS IS

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.007	0.023	0.040	0.032	0.032	0.034

Distributions to shareholders from

Net investment income	- 0.007	- 0.023	- 0.040	- 0.032	- 0.032	- 0.034

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.66%	2.29%	4.05%	3.26%	3.27%	3.41%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 556,436	$ 590,476	$ 452,310	$ 129,041	$ 144,002	$ 61,778

Ratios to average net assets

Expenses [2]	0.46%[3]	0.49%	0.46%	0.48%	0.42%	0.35%

Net investment income	1.28%[3]	2.22%	3.92%	3.18%	3.17%	3.34%

1.    For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2.    The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3.    Annualized

4.    Year ended February 29.

See Combined Notes to Financial Statements

EVERGREEN
Institutional Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended
	August 31, 2002	Year Ended
	(unaudited)	February 28, 2002 [1]

CLASS P

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.005	0.015

Distributions to shareholders from

Net investment income	- 0.005	- 0.015

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.53%	1.47%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 16,953	$ 9,874

Ratios to average net assets

Expenses [2]	0.71%[3]	0.75%[3]

Net investment income	1.02%[3]	1.26%[3]

Six Months Ended
	August 31, 2002	Year Ended
	(unaudited)	February 28, 2002 [1]

CLASS RV

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.005	0.013

Distributions to shareholders from

Net investment income	- 0.005	- 0.013

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.45%	1.35%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 1	$ 1

Ratios to average net assets

Expenses [2]	0.79%[3]	0.89%[3]

Net investment income	0.97%[3]	1.79%[3]

1.    For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2.    The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3.    Annualized

See Combined Notes to Financial Statements

EVERGREEN
Institutional Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended
	August 31, 2002	Year Ended
	(unaudited)	February 28, 2002 [1]

CLASS RC

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.004	0.012

Distributions to shareholders from

Net investment income	- 0.004	- 0.012

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.38%	1.22%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 1	$ 1

Ratios to average net assets

Expenses [2]	0.78%[3]	1.04%[3]

Net investment income	0.97%[3]	1.67%[3]

1.    For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2.    The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3.    Annualized

See Combined Notes to Financial Statements

EVERGREEN
Institutional Treasury Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended
	August 31, 2002	Year Ended February 28,
	(unaudited)	2002	2001	2000 [1]	1999	1998

CLASS I

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.009	0.032	0.060	0.049	0.051	0.055

Distributions to shareholders from

Net investment income	- 0.009	- 0.032	- 0.060	- 0.049	- 0.051	- 0.055

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.89%	3.21%	6.19%	5.05%	5.24%	5.51%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 2,130,303	$ 2,439,209	$ 1,784,059	$ 1,685,986	$ 2,061,540	$ 1,256,701

Ratios to average net assets

Expenses [2]	0.20%[3]	0.23%	0.19%	0.18%	0.21%	0.18%

Net investment income	1.74%[3]	3.12%	6.01%	4.92%	5.10%	5.42%

Six Months Ended
	August 31, 2002	Year Ended
	(unaudited)	February 28, 2002 [4]

CLASS AD

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.009	0.023

Distributions to shareholders from

Net investment income	- 0.009	- 0.023

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.86%	2.33%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 15,461	$ 4,771

Ratios to average net assets

Expenses [2]	0.25%[3]	0.28%[3]

Net investment income	1.61%[3]	3.07%[3]

1.    Year ended February 29.

2.    The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3.    Annualized

4.    For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

See Combined Notes to Financial Statements

EVERGREEN
Institutional Treasury Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended
	August 31, 2002	Year Ended
	(unaudited)	February 28, 2002 [1]

CLASS IN

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.008	0.023

Distributions to shareholders from

Net investment income	- 0.008	- 0.023

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.84%	2.29%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 340,831	$ 1,242

Ratios to average net assets

Expenses [2]	0.30%[3]	0.34%[3]

Net investment income	1.60%[3]	3.02%[3]

Six Months Ended
	August 31, 2002	Year Ended February 28,
	(unaudited)	2002	2001	2000 [4]	1999	1998

CLASS IS

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.008	0.029	0.058	0.047	0.049	0.052

Distributions to shareholders from

Net investment income	- 0.008	- 0.029	- 0.058	- 0.047	- 0.049	- 0.052

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.76%	2.95%	5.93%	4.79%	4.97%	5.25%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 1,887,875	$ 1,885,874	$ 1,550,308	$ 1,506,949	$ 1,471,842	$ 1,005,059

Ratios to average net assets

Expenses [2]	0.45%[3]	0.48%	0.44%	0.43%	0.45%	0.43%

Net investment income	1.50%[3]	2.85%	5.77%	4.67%	4.81%	5.17%

1.    For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2.    The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3.    Annualized

4.    Year ended February 29.

See Combined Notes to Financial Statements

EVERGREEN
Institutional Treasury Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended
	August 31, 2002	Year Ended
	(unaudited)	February 28, 2002 [1]

CLASS P

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.006	0.019

Distributions to shareholders from

Net investment income	- 0.006	- 0.019

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.63%	1.95%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 388,595	$ 264,724

Ratios to average net assets

Expenses [2]	0.70%[3]	0.73%[3]

Net investment income	1.25%[3]	1.54%[3]

Six Months Ended
	August 31, 2002	Year Ended
	(unaudited)	February 28, 2002 [1]

CLASS RV

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.006	0.018

Distributions to shareholders from

Net investment income	- 0.006	- 0.018

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.56%	1.82%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 81,913	$ 90,601

Ratios to average net assets

Expenses [2]	0.85%[3]	0.88%[3]

Net investment income	1.10%[3]	1.70%[3]

1.    For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2.    The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3.    Annualized

See Combined Notes to Financial Statements

EVERGREEN
Institutional Treasury Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended
	August 31, 2002	Year Ended
	(unaudited)	February 28, 2002 [1]

CLASS RC

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.005	0.017

Distributions to shareholders from

Net investment income	- 0.005	- 0.017

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.48%	1.69%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 26,943	$ 42,274

Ratios to average net assets

Expenses [2]	1.00%[3]	1.03%[3]

Net investment income	0.94%[3]	1.50%[3]

1.    For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2.    The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3.    Annualized

See Combined Notes to Financial Statements

EVERGREEN
Institutional U.S. Government Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended
	August 31, 2002	Year Ended February 28,
	(unaudited)	2002	2001	2000 [1]

CLASS I

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.009	0.032	0.061	0.022

Distributions to shareholders from

Net investment income	- 0.009	- 0.032	- 0.061	- 0.022

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.85%	3.26%	6.30%	2.23%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 713,135	$ 618,793	$ 391,051	$ 138,156

Ratios to average net assets

Expenses [2]	0.20%[3]	0.20%	0.20%	0.20%[3]

Net investment income	1.69%[3]	3.04%	6.13%	5.47%[3]

Six Months Ended
	August 31, 2002	Year Ended
	(unaudited)	February 28, 2002 [4]

CLASS AD

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	$ 0.008	$ 0.024

Distributions to shareholders from

Net investment income	- 0.008	- 0.024

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.83%	2.39%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 1	$ 1

Ratios to average net assets

Expenses [2]	0.10%[3]	0.25%[3]

Net investment income	1.76%[3]	2.96%[3]

1.    For the period from October 1, 1999 (commencement of class operations), to February 29, 2000.

2.    The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3.    Annualized

4.    For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

See Combined Notes to Financial Statements

EVERGREEN
Institutional U.S. Government Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended
	August 31, 2002	Year Ended
	(unaudited)	February 28, 2002 [1]

CLASS IN

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.008	0.023

Distributions to shareholders from

Net investment income	- 0.008	- 0.023

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.80%	2.35%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 1,001	$ 1

Ratios to average net assets

Expenses [2]	0.32%[3]	0.30%[3]

Net investment income	1.64%[3]	2.90%[3]

Six Months Ended
	August 31, 2002	Year Ended February 28,
	(unaudited)	2002	2001	2000 [4]

CLASS IS

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.007	0.030	0.059	0.021

Distributions to shareholders from

Net investment income	- 0.007	- 0.030	- 0.059	- 0.021

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.72%	3.00%	6.04%	2.11%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 146,822	$ 207,397	$ 127,569	$ 8

Ratios to average net assets

Expenses [2]	0.45%[3]	0.45%	0.45%	0.48%[3]

Net investment income	1.43%[3]	2.94%	5.91%	4.59%[3]

1.    For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2.    The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3.    Annualized

4.    For the period from October 1, 1999 (commencement of class operations), to February 29, 2000.

See Combined Notes to Financial Statements

EVERGREEN
Institutional U.S. Government Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended
	August 31, 2002	Year Ended
	(unaudited)	February 28, 2002 [1]

CLASS P

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.006	0.020

Distributions to shareholders from

Net investment income	- 0.006	- 0.020

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.60%	2.01%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 188,825	$ 178,457

Ratios to average net assets

Expenses [2]	0.70%[3]	0.70%[3]

Net investment income	1.19%[3]	1.66%[3]

Six Months Ended
	August 31, 2002	Year Ended
	(unaudited)	February 28, 2002 [1]

CLASS RV

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.005	0.019

Distributions to shareholders from

Net investment income	- 0.005	- 0.019

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.52%	1.88%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 3,910	$ 11,240

Ratios to average net assets

Expenses [2]	0.85%[3]	0.85%[3]

Net investment income	0.99%[3]	2.18%[3]

1.    For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2.    The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3.    Annualized

EVERGREEN
Institutional U.S. Government Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended
	August 31, 2002	Year Ended
	(unaudited)	February 28, 2002 [1]

CLASS RC

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.005	0.017

Distributions to shareholders from

Net investment income	- 0.005	- 0.017

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.45%	1.76%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 3,631	$ 6,260

Ratios to average net assets

Expenses [2]	1.00%[3]	1.00%[3]

Net investment income	0.88%[3]	1.87%[3]

1.    For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2.    The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3.    Annualized

See Combined Notes to Financial Statements

EVERGREEN
Institutional 100% Treasury Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended
	August 31, 2002	Year Ended February 28,
	(unaudited)	2002	2001	2000 [1]	1999	1998 [2]

CLASS I

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.009	0.032	0.058	0.047	0.048	0.012

Distributions to shareholders from

Net investment income	- 0.009	- 0.032	- 0.058	- 0.047	- 0.048	- 0.012

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.85%	3.28%	5.98%	4.85%	4.88%	1.18%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 459,604	$ 409,199	$ 239,204	$ 352,985	$ 546,122	$ 245,004

Ratios to average net assets

Expenses [3]	0.15%[4]	0.13%	0.12%	0.11%	0.17%	0.20%[4]

Net investment income	1.69%[4]	3.05%	5.82%	4.72%	4.72%	5.18%[4]

Six Months Ended
	August 31, 2002	Year Ended February 28,
	(unaudited)	2002	2001	2000 [1]	1999	1998 [5]

CLASS IS

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.007	0.030	0.056	0.045	0.045	0.009

Distributions to shareholders from

Net investment income	- 0.007	- 0.030	- 0.056	- 0.045	- 0.045	- 0.009

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.72%	3.02%	5.71%	4.59%	4.62%	0.93%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 320,588	$ 219,117	$ 284,237	$ 178,432	$ 98,426	$ 5,497

Ratios to average net assets

Expenses [3]	0.40%[4]	0.38%	0.37%	0.36%	0.40%	0.42%[4]

Net investment income	1.38%[4]	3.01%	5.60%	4.57%	4.41%	4.74%[4]

1.    Year ended February 29.

2.    For the period from December 8, 1997 (commencement of class operations), to February 28, 1998.

3.    Ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

4.    Annualized

5.    For the period from December 23, 1997 (commencement of class operations), to February 28, 1998.

See Combined Notes to Financial Statements

EVERGREEN
Cash Management Money Market Fund
Schedule of Investments
August 31, 2002 (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER - 23.0%
Asset Backed - 17.8%
Eiffel Funding LLC, 1.75%, 9/4/2002	$ 20,000,000	$ 19,999,028
MBNA Credit Card Corp., 1.75%, 9/25/2002	15,000,000	14,983,958
Verizon Global Funding, 1.77%, 9/20/2002	25,000,000	24,996,527
Victory Receivable Corp., 1.77%, 9/16/2002	25,000,000	24,984,021
84,963,534
Brokers - 2.1%
Goldman Sachs Group, 2.55%, 3/21/2003	10,000,000	10,000,000
Insurance - 3.1%
American General Corp., 2.94%, 3/28/2003	15,000,000	15,000,000
Total Commercial Paper		109,963,534
CORPORATE BONDS - 60.0%
Diversified Financials - 49.9%
American Express Credit Corp. MTN, 1.77%, 9/19/2002	25,000,000	24,998,739
CC USA, Inc., 2.73%, 9/30/2002 144A	25,000,000	25,016,428
Donaldson Lufkin Jenrett MTN, 2.15%, 11/15/2002	5,000,000	5,008,490
Hilander Finance LLC, 1.90%, VRDN	800,000	800,000
Household Finance Corp., 7.63%, 1/15/2003	1,305,000	1,328,831
Household Finance Corp. MTN, 1.88%, 9/26/2002	20,000,000	20,000,000
International Lease Finance Corp. MTN, 5.34%, 2/27/2003	5,000,000	5,068,224
Lehman Brothers Holdings, Inc. MTN, 2.44%, 9/12/2002	20,000,000	20,028,055
Merrill Lynch & Co., Inc., 1.77%, VRDN	15,000,000	15,000,000
Merrill Lynch & Co., Inc. FRN, 2.02%, 9/24/2002	1,000,000	1,000,490
Morgan Stanley Dean Witter MTN, 2.02%, 11/7/2002	27,900,000	27,958,265
National City Bank, 2.04%, 11/13/2002	20,000,000	20,006,596
Overseas Private Investor Corp.:
Ser. A5, 1.72%, VRDN	20,000,000	20,000,000
Ser. A15, 1.72%, VRDN	9,600,000	9,600,000
SF Tarns LLC, 1.90%, VRDN 144A	17,780,000	17,780,000
Wells Fargo & Co., 6.50%, 9/3/2002	525,000	525,000
White Pine Finance LLC, 1.79%, VRDN 144A	25,000,000	25,000,000
239,119,118
Health Care Providers & Services - 3.8%
AARP, 1.90%, VRDN	15,000,000	15,000,000
Barton Healthcare LLC, 1.90%, VRDN	3,340,000	3,340,000
18,340,000
Multi-line Retail - 6.3%
Target Corp., 2.00%, 9/4/2002	30,000,000	30,008,509
Total Corporate Bonds		287,467,627
FUNDING AGREEMENTS - 3.1%
Transamerica Occidental, 2.02%, VRDN	15,000,000	15,000,000
MUNICIPAL OBLIGATIONS - 6.8%
Education - 3.2%
Western Michigan Univ. RB, Ser. B, (LOC: Bank of New York & Insd. by AMBAC), 1.92%, VRDN	15,300,000	15,300,000
Port Authority - 3.6%
Summit Cnty., OH Port Auth. RB, Summa Hlth. Hosp., 1.97%, VRDN	17,125,000	17,125,000
Total Municipal Obligations		32,425,000

EVERGREEN
Cash Management Money Market Fund
Schedule of Investments (continued)
August 31, 2002 (unaudited)

	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.2%
FHLB, 3.05%, 4/22/2003	$ 9,960,000	$ 9,960,000
SLMA, 2.45%, 2/28/2003	10,000,000	10,000,000
Total U.S. Government & Agency Obligations		19,960,000
TIME DEPOSIT - 2.3%
State Street Bank Eurodollar Time Deposit, 1.79%, 9/3/2002	10,965,964	10,965,964
MUTUAL FUND SHARES - 0.4%
Federated U.S. Treasury Cash Resources Fund	2,004,594	2,004,594
Total Investments - (cost $477,786,719) - 99.8%		477,786,719
Other Assets and Liabilities - 0.2%		1,168,996
Net Assets - 100.0%		$ 478,955,715

See Combined Notes to Schedules of Investments.

EVERGREEN
Institutional Money Market Fund
Schedule of Investments
August 31, 2002 (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER - 58.7%
Asset Backed - 53.0%
Abacas Investments LLC:
1.81%, 9/26/2002	$ 5,000,000	$ 5,000,000
1.86%, 9/3/2002	100,000,000	100,000,000
3.74%, 9/20/2002	45,000,000	45,000,000
3.75%, 10/10/2002	45,000,000	45,000,000
Abbey National Treasury, 2.05%, 10/10/2002	7,320,000	7,320,074
AllState Funding Corp., 1.95%, 9/16/2002	100,000,000	100,000,000
Amstel Funding Corp.:
1.75%, 9/5/2002	99,650,000	99,640,312
1.75%, 9/6/2002	50,000,000	49,992,708
1.76%, 9/13/2002	50,000,000	49,975,556
1.76%, 9/20/2002	150,000,000	149,875,333
ASAP Funding Ltd.:
1.77%, 9/16/2002	40,000,000	39,974,433
1.79%, 9/26/2002	125,000,000	124,857,048
1.80%, 9/3/2002	25,000,000	25,000,000
1.80%, 9/12/2002	29,767,000	29,753,605
1.80%, 9/25/2002	125,000,000	124,862,500
1.81%, 9/3/2002	80,000,000	80,000,000
Asset Backed Capital Financial, Inc., 3.74%, 10/15/2002	75,000,000	75,000,000
Asset One Securitization LLC:
1.77%, 9/25/2002	50,000,000	49,945,916
1.77%, 9/26/2002	100,000,000	99,886,917
1.78%, 9/16/2002	50,000,000	49,967,861
1.78%, 9/24/2002	100,000,000	99,896,167
1.80%, 9/16/2002	120,526,000	120,447,658
Atlantic Asset Securitization Corp.:
1.75%, 9/10/2002	98,888,000	98,854,350
1.75%, 9/13/2002	53,313,000	53,287,084
1.76%, 9/16/2002	64,632,000	64,590,923
1.77%, 9/20/2002	100,155,000	100,071,287
Black Forest Corp.:
1.76%, 9/18/2002	100,000,000	99,926,667
1.77%, 9/6/2002	32,257,000	32,252,242
1.77%, 9/9/2002	66,366,000	66,346,422
Brahms Funding Corp.:
1.78%, 9/5/2002	151,095,000	151,080,058
1.80%, 9/24/2002	125,000,000	124,868,750
1.80%, 9/27/2002	75,496,000	75,405,405
1.82%, 9/23/2002	28,959,000	28,929,719
1.84%, 9/17/2002	75,437,000	75,383,021
Breeds Hill Capital Co.:
1.75%, 9/12/2002	50,078,000	50,056,091
1.77%, 9/18/2002	53,167,000	53,127,789
1.78%, 9/12/2002	35,051,000	35,035,402
1.81%, 9/12/2002	51,324,000	51,300,776

EVERGREEN
Institutional Money Market Fund
Schedule of Investments (continued)
August 31, 2002 (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER - continued
Asset Backed - continued
Caterpillar Finance Services, 1.96%, 10/9/2002	$ 35,000,000	$ 35,000,000
Check Point Charlie, Inc.:
1.75%, 9/9/2002	50,280,000	50,265,335
1.75%, 9/12/2002	50,000,000	49,978,125
1.76%, 9/9/2002	75,000,000	74,978,000
1.76%, 9/16/2002	44,820,000	44,791,514
1.77%, 9/17/2002	124,630,000	124,544,213
1.77%, 9/18/2002	35,000,000	34,974,188
1.77%, 9/19/2002	74,600,000	74,541,315
1.80%, 9/23/2002	101,640,000	101,538,360
Concord Minutemen Capital Co.:
1.75%, 9/4/2002	60,028,000	60,025,082
1.76%, 10/8/2002	100,000,000	99,828,889
1.76%, 10/10/2002	100,260,000	100,078,641
Crown Point Capital Co.:
1.75%, 9/13/2002	50,139,000	50,114,627
1.76%, 9/6/2002	92,324,000	92,310,459
1.77%, 9/20/2002	100,000,000	99,916,416
1.80%, 9/6/2002	100,000,000	99,985,000
1.80%, 10/17/2002	100,000,000	99,780,000
Discover Credit Corp., 1.79%, 9/6/2002	67,907,000	67,896,870
Eiffel Funding LLC, 1.75%, 9/4/2002	55,000,000	54,997,326
Fairway Finance Corp.:
1.75%, 9/9/2002	96,456,000	96,427,867
1.76%, 9/16/2002	62,684,000	62,644,161
Fenway Funding LLC:
1.80%, 10/16/2002	93,132,000	92,931,766
1.81%, 9/10/2002	59,743,000	59,721,974
1.85%, 9/4/2002	110,272,000	110,266,333
1.85%, 10/15/2002	37,231,000	37,150,643
1.87%, 10/16/2002	70,296,000	70,138,986
1.88%, 10/10/2002	24,447,000	24,399,763
Galaxy Funding, Inc., 1.85%, 9/9/2002	70,000,000	69,978,417
Halogen Capital Co.:
1.76%, 9/16/2002	88,000,000	87,944,071
1.76%, 9/17/2002	190,201,000	190,070,818
Harwood Funding:
1.78%, 9/3/2002	50,000,000	50,000,000
1.78%, 9/4/2002	100,000,000	99,995,056
1.80%, 9/13/2002	50,000,000	49,975,000
1.84%, 9/16/2002	50,000,000	49,966,778
1.85%, 9/16/2002	50,000,000	49,966,597
Hatteras Funding Corp.:
1.77%, 9/23/2002	75,000,000	74,926,250
1.77%, 9/25/2002	131,807,000	131,664,429
Heart Property LLC, 2.00%, 9/5/2002	7,310,000	7,310,000
High Peak Funding Corp.:
1.75%, 9/12/2002	50,000,000	49,978,125
1.76%, 9/5/2002	50,000,000	49,995,111
1.77%, 9/5/2002	50,000,000	49,995,084
1.77%, 9/17/2002	50,000,000	49,965,583
1.80%, 9/10/2002	59,000,000	58,979,350
1.80%, 10/17/2002	175,000,000	174,615,000
1.81%, 9/17/2002	100,000,000	99,929,611

EVERGREEN
Institutional Money Market Fund
Schedule of Investments (continued)
August 31, 2002 (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER - continued
Asset Backed - continued
International Lease Finance Corp. MTN, 1.94%, 11/12/2002	$ 80,000,000	$ 80,000,000
Ivory Funding Corp.:
1.75%, 9/16/2002	35,060,000	35,037,844
1.75%, 9/19/2002	65,010,000	64,959,437
1.79%, 10/17/2002	65,320,000	65,177,094
2.42%, 10/25/2002	45,688,000	45,528,295
Lake Front Co.:
1.77%, 9/9/2002	48,990,000	48,975,548
1.80%, 9/17/2002	73,659,000	73,607,439
Lexington Parker Capital Corp.:
1.75%, 9/5/2002	35,054,000	35,050,592
1.75%, 9/10/2002	92,328,000	92,296,583
1.76%, 9/16/2002	72,135,000	72,089,154
1.76%, 10/7/2002	100,000,000	99,833,777
1.85%, 9/3/2002	71,759,000	71,759,000
MBNA Credit Card Corp.:
1.75%, 9/25/2002	92,000,000	91,901,611
1.80%, 10/8/2002	150,000,000	149,737,500
Moat Funding LLC, 1.80%, 9/10/2002	55,000,000	54,980,750
MPF Two, Ltd.:
1.75%, 11/5/2002	53,000,000	52,837,687
1.80%, 10/17/2002	50,000,000	49,890,000
1.81%, 9/4/2002	46,825,000	46,822,646
MPF, Ltd.:
1.80%, 10/17/2002	50,000,000	49,890,000
1.81%, 10/7/2002	135,409,000	135,177,526
1.87%, 9/12/2002	40,830,000	40,810,912
Neptune Funding Corp.:
1.77%, 9/26/2002	149,550,000	149,380,884
1.77%, 9/30/2002	59,935,000	59,855,436
1.78%, 9/24/2002	49,855,000	49,803,234
1.78%, 9/30/2002	57,742,000	57,664,915
1.81%, 9/30/2002	50,000,000	49,932,125
Paradigm Funding LLC, 1.75%, 9/9/2002	50,000,000	49,985,417
Principal Residential Mortgage Corp.:
1.78%, 9/3/2002	73,091,000	73,091,000
1.78%, 9/12/2002	100,077,000	100,032,466
1.80%, 9/16/2002	95,215,000	95,153,110
1.82%, 9/5/2002	70,212,000	70,204,901
RACERS, 1.86%, 9/1/2002 144A	100,000,000	100,000,000
Rhineland Funding Corp.:
1.76%, 9/23/2002	50,000,000	49,951,111
1.80%, 9/23/2002	74,367,000	74,292,633
1.80%, 9/24/2002	35,000,000	34,963,250
1.81%, 10/24/2002	50,000,000	49,871,792
1.81%, 10/28/2002	39,800,000	39,689,942
1.81%, 10/29/2002	69,000,000	68,805,727
1.87%, 9/6/2002	63,181,000	63,171,154
Special Purpose Accounts Receivable Corp.:
1.75%, 9/3/2002	50,000,000	50,000,000
1.75%, 9/17/2002	65,000,000	64,955,764
1.77%, 9/5/2002	75,000,000	74,992,625

EVERGREEN
Institutional Money Market Fund
Schedule of Investments (continued)
August 31, 2002 (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER - continued
Asset Backed - continued
Steamboat Funding Corp., 1.78%, 9/24/2002	$ 100,000,000	$ 99,896,167
Syndicated Loan Funding Trust:
1.85%, 11/15/2002 144A	50,000,000	50,000,000
1.95%, 11/15/2002 144A	41,000,000	41,000,398
1.96%, 10/15/2002 144A	80,000,000	80,000,000
Tannehill Capital Co.:
1.79%, 10/22/2002	100,473,000	100,228,209
1.80%, 10/21/2002	100,446,000	100,204,930
2.20%, 9/12/2002	80,643,000	80,598,646
Three Pillars Funding Corp.:
1.75%, 9/10/2002	118,834,000	118,793,563
1.76%, 9/10/2002	50,000,000	49,982,889
1.76%, 9/18/2002	166,857,000	166,734,638
1.81%, 10/17/2002	41,866,000	41,773,383
Trident Capital Financial, Inc., 1.79%, 9/17/2002	120,000,000	119,916,467
Tyco International Group, 6.87%, 9/5/2002	100,048,000	100,069,196
Victory Receivable Corp.:
1.75%, 9/10/2002	116,459,000	116,419,372
1.77%, 9/4/2002	41,005,000	41,002,984
1.77%, 9/16/2002	114,368,000	114,294,900
1.77%, 9/20/2002	85,652,000	85,580,409
1.78%, 9/23/2002	50,000,000	49,950,555
1.80%, 9/6/2002	91,550,000	91,536,268
1.85%, 9/18/2002	31,022,000	30,998,087
10,657,535,149
Banks - 3.8%
Citibank Credit Card Corp.:
1.75%, 9/13/2002	100,000,000	99,951,389
1.79%, 10/18/2002	150,000,000	149,664,374
National Bank Commerce Memphis, TN, 2.04%, 9/3/2002	55,000,000	55,018,139
Washington Mutual Bank:
2.04%, 9/5/2002	100,000,000	100,037,624
2.58%, 3/14/2003	212,000,000	212,000,000
3.02%, 4/17/2003	150,000,000	150,000,000
766,671,526
Diversified Financials - 0.7%
Countrywide Funding Corp.:
1.81%, 9/25/2002	50,000,000	49,944,695
1.82%, 9/25/2002	40,000,000	39,955,511
2.14%, 9/3/2002	50,800,000	50,800,000
140,700,206
Insurance - 0.7%
Thames Asset Inc.:
1.77%, 9/20/2002	91,632,000	91,555,411
1.77%, 9/23/2002	53,076,000	53,023,808
144,579,219

EVERGREEN
Institutional Money Market Fund
Schedule of Investments (continued)
August 31, 2002 (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER - continued
Oil & Gas - 0.5%
Ness LLC:
1.80%, 10/15/2002	$ 50,237,000	$ 50,131,502
1.80%, 10/22/2002	50,238,000	50,114,917
100,246,419
Total Commercial Paper		11,809,732,519
CORPORATE BONDS - 37.3%
Asset Backed - 0.3%
Links Financial LLC, 2.75%, 4/8/2003	50,000,000	50,000,000
Banks - 5.6%
ABN Amro Bank:
1.90%, 11/17/2002 144A	150,000,000	150,000,000
1.98%, 10/3/2002 144A	164,640,000	164,640,000
Credit Suisse First Boston Corp.:
1.78%, 9/9/2002	150,000,000	150,000,000
1.87%, 9/23/2002	100,000,000	100,000,000
2.54%, 4/2/2003	50,000,000	50,000,000
2.57%, 4/2/2003	75,000,000	75,000,000
Deutsche Bank:
1.72%, 9/22/2002	7,320,000	7,317,963
1.73%, 9/24/2002	150,000,000	149,848,625
2.09%, 9/3/2002	50,000,000	50,000,000
Marshall & Ilsley Bank:
1.83%, 9/20/2002	80,000,000	80,000,000
6.15%, 12/2/2002	150,000,000	151,259,506
Toronto Dominion Bank, 2.34%, 1/9/2003	4,392,000	4,392,153
1,132,458,247
Diversified Financials - 28.3%
American Express Credit Corp., MTN:
1.78%, 9/11/2002	50,000,000	50,000,000
1.79%, 9/20/2002	75,000,000	75,000,000
1.81%, 9/26/2002	4,392,000	4,392,000
1.82%, 9/19/2002	13,176,000	13,175,335
American General Corp., 2.94%, 3/28/2003	185,000,000	185,000,000
Bayerische Hypo Bank, 1.80%, 9/3/2002	125,000,000	124,997,622
Bear Stearns Co., Inc.:
2.42%, 12/20/2002	70,000,000	69,998,660
2.61%, 2/28/2003	80,856,000	80,856,000
3.75%, 10/7/2002	75,000,000	75,000,000
3.77%, 9/20/2002	50,000,000	50,000,000
6.125%, 2/1/2003	33,650,000	34,124,792
Belford U.S. Capital Co., 2.50%, 2/25/2003 144A	50,000,000	50,000,000
Beneficial Corp. MTN, 6.25%, 2/18/2003	10,000,000	10,103,336
BMW U.S. Capital LLC, 4.24%, 6/7/2003	175,000,000	176,816,816
Countrywide Funding Corp.:
2.30%, 11/15/2002	50,000,000	50,001,504
2.33%, 12/16/2002	50,000,000	50,000,000
2.65%, 4/1/2003	100,000,000	100,000,000
2.66%, 2/28/2003	108,784,000	108,800,177
5.25%, 5/22/2003	119,898,000	121,715,155

EVERGREEN
Institutional Money Market Fund
Schedule of Investments (continued)
August 31, 2002 (unaudited)

	Principal Amount	Value

CORPORATE BONDS - continued
Diversified Financials - continued
Ford Motor Credit Corp.:
1.75%, 9/5/2002	$ 100,000,000	$ 99,990,278
1.75%, 9/12/2002	75,000,000	74,967,187
1.77%, 9/9/2002	100,000,000	99,970,500
1.80%, 9/13/2002	130,000,000	129,935,000
1.80%, 9/16/2002	100,000,000	99,935,000
General Electric Capital Corp., 1.81%, 9/9/2002	100,000,000	100,000,000
Goldman Sachs Group, Inc.:
1.80%, 9/30/2002	150,000,000	150,000,000
2.11%, 10/15/2002 144A	30,000,000	30,000,000
2.54%, 3/21/2003	140,000,000	140,000,000
2.76%, 4/10/2003	135,000,000	135,000,000
Household Finance Corp.:
1.88%, 9/26/2002	70,000,000	70,000,000
1.89%, 9/3/2002	40,000,000	39,996,610
1.98%, 9/26/2002	34,000,000	34,001,989
2.04%, 10/30/2002	23,500,000	23,504,763
2.08%, 9/18/2002	50,000,000	50,024,685
2.17%, 5/30/2003	45,000,000	45,000,000
2.197%, 9/5/2002	50,000,000	50,012,972
2.23%, 9/7/2002	100,000,000	100,000,000
2.28%, 9/16/2002	164,000,000	164,000,000
3.00%, 5/30/2003	100,000,000	100,000,000
5.87%, 11/1/2002	14,450,000	14,526,374
Lehman Brothers Holdings Inc.:
1.84%, 9/25/2002 144A	50,000,000	50,000,000
1.87%, 11/12/2002	75,000,000	75,000,000
1.91%, 9/5/2002	50,000,000	50,000,000
2.11%, 9/4/2002	45,800,000	45,908,288
Liberty Lighthouse Capital Corp.:
1.85%, 9/3/2002 144A	150,000,000	150,000,000
2.91%, 4/8/2003 144A	1,464,000	1,464,000
Merrill Lynch & Co., Inc.:
1.75%, 9/9/2002	7,320,000	7,320,000
1.77%, 9/17/2002	125,000,000	124,973,678
1.82%, 9/11/2002	300,000,000	300,000,000
2.12%, 4/30/2003	75,000,000	75,079,538
2.52%, 3/28/2003	120,000,000	120,000,000
6.00%, 2/12/2003	100,000,000	101,578,513
Morgan Stanley Dean Witter, Inc., 1.84%, 9/16/2002	100,000,000	100,000,000
National Rural Utilities, 1.79%, 9/5/2002	7,320,000	7,320,000
Premium Asset Trust, 1.89%, 9/2/2002 144A	150,000,000	149,984,907
Salomon Smith Barney Holdings Inc., 1.78%, 9/1/2002	250,000,000	250,000,000
Sigma Financial Corp.:
1.80%, 9/16/2002	15,000,000	15,000,000
2.40%, 12/3/2002	50,000,000	50,065,583
2.74%, 4/17/2003	50,000,000	50,000,000
Transamerica Occidental Corp.:
2.01%, 9/2/2002	65,000,000	65,000,000
2.03%, 9/1/2002	235,000,000	235,000,000

EVERGREEN
Institutional Money Market Fund
Schedule of Investments (continued)
August 31, 2002 (unaudited)

	Principal Amount	Value

CORPORATE BONDS - continued
Diversified Financials - continued
Witmer Funding LLC:
1.76%, 9/16/2002	$ 100,000,000	$ 99,936,445
1.79%, 9/18/2002	150,415,000	150,302,815
1.79%, 9/19/2002	200,000,000	199,840,888
1.82%, 9/19/2002	50,000,000	49,959,556
5,704,580,966
Food Products - 0.5%
McDonald’s Corp., 4.45%, 3/7/2003 144A	100,000,000	101,018,557
Insurance - 0.7%
Jackson National Life Funding, 1.91%, 9/23/2002	50,000,000	50,000,000
Travelers Insurance Co., 1.95%, 10/1/2002	100,000,000	100,000,000
150,000,000
Wireless Telecommunications Services - 1.9%
Bellsouth Corp., 4.10%, 4/26/2003 144A	225,000,000	227,037,643
Verizon Global Funding Corp.:
1.77%, 9/19/2002	140,000,000	139,980,553
2.05%, 10/17/2002	5,856,000	5,841,328
372,859,524
Total Corporate Bonds		7,510,917,294
MUNICIPAL OBLIGATIONS - 0.1%
Miscellaneous Revenue - 0.1%
Detroit, MI EDA Corp. RB, Ser. A, (LOC: Bank of America), 1.87%, VRDN	20,830,000	20,830,000
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.7%
FHLMC:
1.99%, 9/5/2002	100,000,000	100,000,000
2.04%, 10/15/2002	125,000,000	125,000,000
2.04%, 10/23/2002	175,000,000	175,000,000
SLMA, 2.03%, 10/25/2002	150,000,000	150,000,000
Total U.S. Government & Agency Obligations		550,000,000
TIME DEPOSIT – 0.9%
State Street Bank Euro Dollar Time Deposit, 1.79%, 9/3/2002	177,125,611	177,125,611
MUTUAL FUND SHARES - 0.2%
CitiFunds Institutional Liquid Reserve Fund	5,161,195	5,161,195
Federated Prime Value Obligation Fund	8,770,583	8,770,583
Federated U.S. Treasury Cash Reserve Fund	12,980,784	12,980,784
Total Mutual Fund Shares		26,912,562
Total Investments - (cost $20,095,517,986) - 99.9%		20,095,517,986
Other Assets and Liabilities - 0.1%		28,692,839
Net Assets - 100.0%		$ 20,124,210,825

See Combined Notes to Schedules of Investments.

EVERGREEN
Institutional Municipal Money Market Fund
Schedule of Investments
August 31, 2002 (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER - 2.6%
Airport - 0.4%
Des Moines, IA Arpt. Auth. RB, Ser. C, (LOC: Bank of America), 1.875%, 10/7/2002	$ 1,700,000	$ 1,700,000
Washington DC Metropolitan Arpt. Auth. RB, Ser. B, (LOC: Landesbank Baden-Wurttmex), 1.40%, 9/4/2002	11,200,000	11,200,000
12,900,000
Manufacturing - 0.2%
Mohave Cnty., AZ IDRB, Citizens Util., Ser. 1993, (Insd. by Citizens Commercial Co.), 3.70%, 9/5/2002	5,200,000	5,200,000
Utility - 2.0%
Hawaii Dept. of Budget & Fin. Spl. Purpose RB, Citizens Communication Proj., (Insd. by Citizens Communication Co.), 3.75%, 9/3/2002	5,000,000	5,000,000
Illinois Dev. Fin. Auth. IDRB, Citizen Communication Proj., 3.70%, 9/5/2002	7,400,000	7,400,000
Jefferson Cnty., KY PCRB, Louisville Gas & Elec. Proj., Ser. 1993A, (Gtd. by Louisville Gas & Elec. Co.), 1.35%, 9/3/2002	10,500,000	10,500,000
Mohave Cnty., AZ IDRB, Citizens Util.:
(Insd. by Citizens Commercial Co.), 3.75%, 9/3/2002	7,300,000	7,300,000
(Insd. by Citizens Commercial Co.), 3.75%, 9/4/2002	2,000,000	2,000,000
Olcese, CA Water Dist. COP, (Liq. Sumitomo-Mitsui Bank), 4.30%, VRDN	1,000,000	1,000,000
San Diego, CA IDRB, San Diego Gas & Elec. Proj., Ser. B, (Gtd. by San Diego Gas & Elec. Co.), 1.35%, VRDN	12,100,000	12,100,000
Trimble Cnty., KY PCRB, Louisville Gas & Elec. Proj., 1.40%, 9/3/2002	15,000,000	15,000,000
60,300,000
Total Commercial Paper		78,400,000
MUNICIPAL OBLIGATIONS - 96.2%
Airport - 3.2%
Chicago, IL O’Hare Intl. Arpt. Spl. Facs. RB, Northwest Airlines Inc., Proj.:
Ser. A, (LOC: JP Morgan Chase & Co.), 1.55%, VRDN	6,500,000	6,500,000
Ser. B, (LOC: JP Morgan Chase & Co.), 1.55%, VRDN	10,200,000	10,200,000
Clark Cnty., NV Arpt. RB:
Ser. A, (SPA: Landesbank Baden-Wurttmex & Insd. by FGIC), 1.98%, VRDN	13,500,000	13,500,000
MTC, Class A, (Insd. by FGIC), 1.56%, VRDN	9,935,000	9,935,000
Clark Cnty., NV Passenger Facs. RB, Ser. 00-343, (Liq. Morgan Stanley Dean Witter & Insd. by MBIA), 1.51%, VRDN	7,495,000	7,495,000
Clayton Cnty., GA Dev. Auth. Spl. Facs. RB, Delta Airlines Proj., Ser A, (LOC: Commerzbank AG), 1.40%, VRDN	10,759,000	10,759,000
Denver, CO City & Cnty. Spl. Arpt. Facs. RB, (Liq. Merrill Lynch Capital Svcs.), 1.96%, VRDN	9,640,000	9,640,000
Houston, TX Arpt. Sys. RB:
Ser. 00-404, (Liq. Morgan Stanley Dean Witter & Insd. by FGIC), 1.56%, VRDN	2,745,000	2,745,000
Ser. 00-441, (Liq. Morgan Stanley Dean Witter & Insd. by FGIC), 1.56%, VRDN	2,495,000	2,495,000
Kenton Cnty., KY Arpt. Board Spl. Facs. RB, Ser. B, (LOC: Commerzbank AG), 1.40%, VRDN	4,959,000	4,959,000
Memphis-Shelby Cnty., TN Arpt. Auth. RB, (Liq. Toronto Dominion Bank & Insd. by FSA), 1.66%, VRDN	6,245,000	6,245,000
Metropolitan Nashville, TN Arpt. Auth., RRB, (LOC: Societe Generale & Insd. by FGIC), 1.40%, VRDN	3,769,000	3,769,000
Miami Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj., Ser. B, (Gtd. by Boeing Co.), 1.70%, VRDN	9,500,000	9,500,000
97,742,000

EVERGREEN
Institutional Municipal Money Market Fund
Schedule of Investments (continued)
August 31, 2002 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
Capital Improvements - 1.1%
Capital Trust Agcy., FL RB, (SPA: Merrill Lynch Capital Svcs.), 1.76%, VRDN	$22,480,000	$ 22,480,000
Central Waco, TX Dev. Corp. RB, Enterprise Zone Proj., (LOC: U.S. Bank), 1.60%, VRDN	2,400,000	2,400,000
Mississippi Dev. Bank Spl. Tax Obl. RB, Desoto Cnty. Pub. Impt. Proj., (SPA: Amsouth Bank & Insd. by AMBAC), 1.61%, VRDN	9,000,000	9,000,000
33,880,000
Community Development District - 1.4%
Bayou La Batre, AL RB, Eclipse Hospitality, LLC Proj., (LOC: First Comml. Bank), 1.66%, VRDN	2,450,000	2,450,000
Colorado HFA IDRB, Worldwest Ltd. Liability Co. Proj., (LOC: U.S. Bank), 1.70%, VRDN	1,000,000	1,000,000
Illinois Dev. Fin. Auth. IDRB, Downers Grove Ltd. Proj., (LOC: Lasalle National Bank), 1.71%, VRDN	2,000,000	2,000,000
Kansas City, MO IDRRB, Quarterage Hotel Proj., (LOC: Firstar Bank), 1.61%, VRDN	4,315,000	4,315,000
Menomonee Falls, WI IDRB, Mero Structures, Inc. Proj., (LOC: U.S. Bank), 1.55%, VRDN	2,400,000	2,400,000
San Diego, CA Pub. Facs. Financing Auth. Lease RB, Class C, (SPA: Merrill Lynch Capital Svcs. & Gtd. by AMBAC), 2.05%, 6/5/2003	30,000,000	30,000,000
42,165,000
Education - 2.5%
California Edl. Facs. Auth. RB, Point Loma Nazarene Univ., (LOC: Allied Irish Bank Plc), 1.50%, VRDN	2,250,000	2,250,000
Clark Cnty., NV Sch. Dist. MTC, Class A, (Insd. by FSA), 1.58%, VRDN	3,868,000	3,868,000
Clearfield Cnty., PA IDRB, Dubois Area Catholic Sch., (LOC: PNC Bank), 1.40%, VRDN	8,400,000	8,400,000
Houston, TX Independent Sch. Dist. RB:
Ser. 399, (Liq. Morgan Stanley Dean Witter), 1.51%, VRDN	5,082,500	5,082,500
Ser. 494, (Liq. Morgan Stanley Dean Witter), 1.51%, VRDN	3,745,000	3,745,000
Illinois Dev. Fin. Auth. PCRRB, Commonwealth Edison Co. Proj., Ser. B, (LOC: ABN Amro Bank), 1.35%, VRDN	9,406,000	9,406,000
Illinois Dev. Fin. Auth. RB:
Aurora Central Catholic High Sch., (LOC: Northern Trust Co.), 1.40%, VRDN	367,000	367,000
Chicago Edl. TV Association, Ser. A, (LOC: Lasalle National Bank), 1.40%, VRDN	2,281,000	2,281,000
Lake Forest Academy Proj., (LOC: Northern Trust Co.), 1.40%, VRDN	496,000	496,000
Saint Ignatuis College Prep., (LOC: Northern Trust Co.), 1.40%, VRDN	1,885,000	1,885,000
Massachusetts Dev. Fin. Agcy. RB, Boston Univ., Ser. R-2, (SPA: Bayerische Landesbank Baden-Wurttmex), 1.21%, VRDN	13,800,000	13,800,000
Mount Vernon, NY City Sch. Dist. BAN, 3.00%, 9/10/2002	4,800,000	4,800,453
New Jersey Edl. Facs. Auth. RB, Princeton Univ., MTC, (Liq. Societe Generale), 1.27%, VRDN	5,400,000	5,400,000
North Side, IN High Sch. Bldg. BAN, 2.05%, 4/15/2003	3,500,000	3,500,000
Roosevelt, NY Union Free Sch. Dist. BAN, 3.00%, 1/23/2003	2,000,000	2,006,870
Saint Joseph Cnty., IN EDRB, Grace Christian Schools Proj., (Insd. by Bank One, OH), 1.56%, VRDN	2,500,000	2,500,000
Univ. Alabama RB, Ser. B, (Gtd. by Univ. Alabama), 1.30%, VRDN	5,555,000	5,555,000
75,342,823

EVERGREEN
Institutional Municipal Money Market Fund
Schedule of Investments (continued)
August 31, 2002 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
General Obligation - Local - 0.8%
Chicago, IL GO:
Ser. ZC-1, (SPA: Bank of America & Insd. by FGIC), 1.61%, VRDN	$16,287,000	$ 16,287,000
Lakefront Millenium Proj., Ser. 332, (Liq. Morgan Stanley Dean Witter & Insd. by MBIA), 1.51%, VRDN	3,945,000	3,945,000
Mecklenburg Cnty., NC GO, Ser. E, (SPA: Bank of America), 1.30%, VRDN	4,066,000	4,066,000
24,298,000
General Obligation - State - 4.0%
California GO:
Ser. JPMC3, (Liq. JP Morgan Chase & Co. & Insd. by MBIA), 2.00%, 9/3/2002	4,600,000	4,600,000
PFOTER, (SPA: Merrill Lynch Capital Svcs.), 1.37%, VRDN	25,945,000	25,945,000
Connecticut GO:
(SPA: Merrill Lynch Capital Svcs.), 1.31%, VRDN	23,985,000	23,985,000
Massachusetts GO, Ser. B, (SPA: Toronto Dominion Bank), 1.30%, VRDN	496,000	496,000
New Jersey GO:
(SPA: Merrill Lynch Capital Svcs.), 1.27%, VRDN	19,000,000	19,000,000
Class A, (Liq. ZCM Matched Funding Co.), 1.36%, VRDN	2,000,000	2,000,000
Oregon GO, Veteran’s Welfare Various Rate, Ser. 73, (SPA: Bayerische Landesbank), 1.25%, VRDN	2,480,000	2,480,000
Texas GO, (SPA: Lehman Liquidity LLC), 1.50%, VRDN	30,000,000	30,000,000
Washington GO, Floater, Ser. 573, (Liq. Morgan Stanley Dean Witter & Gtd. by FGIC), 1.61%, VRDN	4,695,000	4,695,000
Wisconsin GO, Ser. ZTC-33, Class A, (Liq. FSA), 1.58%, VRDN	8,432,000	8,432,000
121,633,000
Hospital - 17.9%
Albany-Dougherty Cnty., GA Hosp. Auth. RRB, Phobe Putney Mem. Hosp., (SPA: Regions Bank & Insd. by AMBAC), 1.75%, 9/3/2002	9,300,000	9,300,000
Allegheny Cnty., PA Hosp. Dev. Auth. RB, South Hills Hlth. Sys., (LOC: PNC Bank), 2.45%, 4/1/2003	8,000,000	8,000,000
Birmingham, AL Spl. Care Facs. Fin. Auth. RB, PFOTER, (SPA: Merrill Lynch), 1.58%, VRDN	8,500,000	8,500,000
Birmingham, AL Spl. Care Facs. Financing Auth. RB, (SPA: Merrill Lynch Capital Svcs.), 1.58%, 9/5/2002	7,395,000	7,395,000
Butler Cnty., OH Hosp. Facs. RB, (SPA: Merrill Lynch Capital Svcs.), 1.58%, VRDN	29,995,000	29,995,000
Centerville, OH Hlth. Care RB, Bethany Lutheran Village Proj., (LOC: PNC Bank of Ohio), 1.40%, VRDN	445,000	445,000
City & Cnty. of Denver, CO RB, Children’s Hosp. Assn. Proj., (SPA: Sakura Bank & Insd. by FGIC), 2.50%, VRDN	7,300,000	7,300,000
DCH Hlth. Care Auth., AL Facs. RB, (LOC: Regions Bank), 1.35%, VRDN	9,919,000	9,919,000
De Kalb, GA Private Hosp. Auth. COP, Egleston Children’s Hosp., Ser. B, (LOC: Suntrust Bank), 1.35%, VRDN	2,208,000	2,207,999
Eustis, FL Hlth. Facs. Auth. RB, Hlth. Facs. Waterman Med. Center, (LOC: Suntrust Bank), 1.40%, VRDN	1,288,000	1,288,000
Franklin Cnty., OH Hosp. Facs. RB, Ser. II-R-55, (SPA: Salomon Smith Barney), 1.56%, VRDN	17,135,000	17,135,000
Hamilton Cnty., OH Hosp. Facs. RB, PFOTER, (Liq. Merrill Lynch Capital Svcs.), 1.58%, VRDN	55,105,000	55,105,000
Illinois Dev. Fin. Auth. RB:
Rest Haven Illinan, (LOC: FHLB & Insd. by South Holland Trust & Savings), 1.40%, VRDN	5,703,000	5,703,000
Special Facs. Little City Foundation, (LOC: Lasalle National Bank), 1.40%, VRDN	518,000	518,000

EVERGREEN
Institutional Municipal Money Market Fund
Schedule of Investments (continued)
August 31, 2002 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
Hospital - continued
Kentucky Economic Dev. Fin. Auth. Hosp. Facs. RB, (Liq. Merrill Lynch Capital Svcs.), 1.58%, VRDN	$15,000,000	$ 15,000,000
Lorain Cnty., OH Hosp. RRB, Catholic Healthcare, Ser. A, 5.00%, 10/1/2002	1,500,000	1,503,161
Louisiana Pub. Facs. Auth. RRB, Chateau Riviere, Inc. Proj., (LOC: Union Planters Bank), 2.06%, VRDN	3,095,000	3,095,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly Auth. RB, South GA Hlth. Alliance Proj., (LOC: Bank of America), 1.40%, VRDN	1,389,000	1,389,000
Massachusetts Hlth. & Edl. Facs. Auth. RB, Capital Asset Proj., Ser. M-2, (LOC: Fleet National Bank), 1.27%, VRDN	51,500,000	51,500,000
Massachusetts Hlth. & Edl. Facs. Auth. RB, Boston Univ., (SPA: Fleet National Bank & Insd. by XL Capital Assurance), 1.27%, VRDN	23,000,000	23,000,000
Miami FL Hlth. Facs. Auth. RB, PFOTER, (SPA: Bayerische Landesbank Baden-Wurttmex), 1.58%, VRDN	27,995,000	27,995,000
Mobile, AL Spl. Care Facs. Financing Auth. RB, Infirmary Hlth. Sys., Inc., Ser. A, (LOC: Regions Bank), 1.35%, VRDN	3,818,000	3,818,000
New Hampshire Hlth. & Ed. Facs. Auth. RB, Brewster Academy Issue, (LOC: Allied Irish Bank Plc), 1.50%, VRDN	9,190,000	9,190,000
North Carolina Med. Care Commission Hlth. Sys. RB, Catholic Hlth. East, Ser. D, (SPA: Suntrust Bank & Insd. by AMBAC), 1.28%, VRDN	15,700,000	15,700,000
Orange Cnty., FL HFA RB, Ser. 171, (Liq. Merrill Lynch Capital Svcs. & Insd. by FSA), 1.56%, VRDN	10,000,000	10,000,000
Palm Beach Cnty., FL RB, Jewish Community Campus Corp., (SPA: Northern Trust Co. & Insd. by AMBAC), 1.30%, VRDN	5,455,000	5,455,000
Punta Gorda, FL Hlth. Facs. Auth. Hosp. RB, Floating Rate Trust Cert., Ser. 321, (Liq. Morgan Stanley Dean Witter & Gtd. by FSA), 1.56%, VRDN	2,800,000	2,800,000
Russell, KY RB, PFOTER, Bon Secours, (Liq. Merrill Lynch Capital Svcs.), 1.58%, VRDN	1,000,000	1,000,000
Salt Lake City, UT Hosp. RB, Ser. 1999 68B, Class A, (Liq. Bear Stearns Capital Market & Insd. by AMBAC), 1.60%, VRDN	34,350,000	34,350,000
South Carolina Jobs EDRB:
(Liq. Merrill Lynch Capital Svcs.), 1.58%, VRDN	32,600,000	32,600,000
PFOTER:
(SPA: West Deutsche Landes Bank), 1.58%, VRDN	19,995,000	19,995,000
(Liq. Merrill Lynch Capital Svcs.), 1.58%, VRDN	59,990,000	59,990,000
South Dakota Hlth. & Edl. RB, Sioux Valley Hosp. Proj., (Gtd. by Sioux Valley Hosp.), 1.65%, VRDN	13,580,000	13,580,000
Southeast Valusia, FL Hosp. Dist. RB, Bert Fish Med. Ctr. Issue, (LOC: Southtrust Bank), 1.45%, VRDN	2,033,000	2,033,000
Vermont Edl. & Hlth. Fin. Agcy. RB, Rutland Med. Ctr., Ser. A, (SPA: Fleet National Bank), 1.45%, VRDN	9,825,000	9,825,000
Washington Hlth. Care Facs. Auth. RB, Adventist Hlth. Sys., (LOC: Mellon Bank), 2.00%, VRDN	3,800,000	3,800,000
Wisconsin Hlth. & Edl. Facs. Auth. RB, Univ. Wisconsin Med. Foundation, (LOC: LaSalle Bank), 1.33%, VRDN	2,480,000	2,480,000
Wisonsin Hlth. & Edl. Facs. RB, Wheaton Franciscian Svcs., (LOC: U.S. Bank), 1.33%, VRDN	34,000,000	34,000,000
546,909,160
Housing - 26.1%
Atlanta, GA Urban Residential Fin. SFHRB, Greystone Muni. Product, Ser. B, (Liq. Bank of New York & Insd. by GNMA), 1.66%, VRDN 144A	3,012,000	3,012,000
Bloomington, MN MHRRB, Norlan Partners LP, (LOC: Associated Bank), 1.80%, VRDN	2,410,000	2,410,000
Central City, CO MHRB, Gold Mountain Apts. Proj., (LOC: PNC Bank), 1.60%, VRDN	9,250,000	9,250,000

EVERGREEN
Institutional Municipal Money Market Fund
Schedule of Investments (continued)
August 31, 2002 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
Housing - continued
Class B RB Cert. Trust, SCSP Corp., Ser. 2001-2, (LOC: American Intl. Group), 2.08%, VRDN	$11,367,000	$ 11,367,000
Clipper Tax-Exempt Trust COP:
Class A, (SPA: State Street Bank & Trust Co. & Insd. by FSA), 1.61%, VRDN	594,000	594,000
Class A, (SPA: State Street Bank & Trust Co.), 1.71%, VRDN	27,828,000	27,828,000
Ser. A, (SPA: State Street Bank & Trust Co.), 1.61%, VRDN	11,605,000	11,605,000
(Liq. State Street Bank & Trust Co.), 1.66%, VRDN	30,000,000	30,000,000
(Liq. State Street Bank & Trust Co. & Insd. by GNMA), 1.71%, VRDN	40,140,308	40,140,308
(SPA: State Street Bank & Trust Co.), 1.66%, VRDN	39,352,015	39,352,015
Colorado HFA EDRB, De La Cruz Associates LLC Proj., Ser. A, (LOC: Key Bank), 1.80%, VRDN	2,000,000	2,000,000
Columbus, GA Hsg. Auth. MHRB, Quail Ridge Proj., Ser. 1988, (LOC: Columbus Bank & Trust Co.), 1.70%, VRDN	2,200,000	2,200,000
Contra Costa Cnty., CA MHRB, PFOTER Part 1314, (SPA: Merrill Lynch Capital Svcs.), 1.56%, VRDN	19,895,000	19,895,000
Durham, NC Hsg. Auth. MHRB, PFOTER, Lakemoor Apts., (SPA: Merrill Lynch Capital Svcs.), 1.63%, VRDN	8,840,000	8,840,000
Florida Hsg. Fin. Agcy. MHRB, (LOC: FHLMC), 1.35%, VRDN	119,000	119,000
Fort Collins, CO MHRB, Country Ranch II, Ltd. Proj., (LOC: American Intl. Group), 2.05%, VRDN	6,479,000	6,478,998
Franklin Cnty., OH MHRB, Emerald Edge Apts., (Liq. American Intl. Group), 1.73%, VRDN	6,955,000	6,955,000
Fridley, MN RRB, Fridley Business Plaza, (LOC: National Bank of Canada), 1.60%, VRDN	2,575,000	2,575,000
Hawaii HFA & Dev. Corp. RB, Rental Hsg. Sys.:
Ser. A, (LOC: Indl. Bank of Japan), 3.50%, VRDN	900,000	900,000
Ser. B, (LOC: Indl. Bank of Japan), 3.50%, VRDN	7,900,000	7,900,000
Illinois Dev. Fin. Auth. RB, Saint Pauls House Proj., (LOC: Lasalle National Bank), 1.40%, VRDN	699,000	699,000
Macon Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Intestors Proj., (LOC: Suntrust Bank, Atlanta), 1.40%, VRDN	382,000	382,000
Macon Trust:
Ser. 1997, (LOC: Bank of America & Insd. by FSA), 1.66%, VRDN	30,590,000	30,590,000
Ser. 1998A, (LOC: Bank of America & Insd. by MBIA), 1.61%, VRDN	5,000,000	5,000,000
Ser. 1998AA, (LOC: Bank of America & Insd. by AMBAC), 1.61%, VRDN	42,244,000	42,244,000
Manitowoc, WIi CDA MHRB:
Great Lakes Training, Ser. A, (SPA: Bayerische Landesbank Baden-Wurttmex), 1.56%, VRDN	5,000,000	5,000,000
Great Lakes Training, Ser. B, (SPA: Bayerische Landesbank Baden-Wurttmex), 1.56%, VRDN	30,000,000	30,000,000
Mchenry, IL MHRRB, Fawn Ridge Apts. Proj., (LOC: Fifth Third Bank), 1.66%, VRDN	6,325,000	6,325,000
Metro Govt. Nashville & Davidson Cnty., TN IDA MHRRB:
Amberwood, Ser. A, (LOC: Commerzbank), 1.66%, VRDN	1,716,000	1,716,000
Amberwood, Ser. B, (LOC: Commerzbank), 1.66%, VRDN	838,000	838,000
Missouri Hsg. Dev. Community SFHRB, Ser. 9017, Class A, (Liq. Bear Stearns Capital Market & Insd. by GNMA), 1.57%, VRDN	12,435,000	12,435,000
Montgomery Cnty., MD Hsg. Opportunity Comml. MHRB, PFOTER, (SPA: Merrill Lynch Capital Svcs.), 1.63%, VRDN	17,000,000	17,000,000
Morgan Keegan Muni. Products, Inc. Trust Receipts:
Ser. A, (SPA: Dexia Credit Local), 1.61%, VRDN	58,945,000	58,945,000
Ser. B, (SPA: Dexia Credit Local & Insd. by American Intl. Group), 1.61%, VRDN	55,620,000	55,620,000
Ser. C, (LOC: Dexia Credit Local & Insd. by U.S. Treasury), 1.61%, VRDN	32,124,000	32,124,000

EVERGREEN
Institutional Municipal Money Market Fund
Schedule of Investments (continued)
August 31, 2002 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
Housing - continued
Nebraska Investment Fin. Auth. MHRB:
Apple Creek Associates Proj., (LOC: Northern Trust Co.), 1.37%, VRDN	$ 6,190,000	$ 6,190,000
Cambury Hills Apts. Proj., (Liq. American Intl. Group), 1.73%, VRDN	10,975,000	10,975,000
Ohio HFA MHRB, Pine Crossing Proj., Ser. A, (LOC: Sumitomo Bank Ltd. &
Insd. by GNMA), 4.80%, VRDN	2,065,000	2,065,000
Ohio Hsg. Fin. Agcy. MHRB, Westlake Apts. Proj., (Liq. American Intl. Group), 1.73%, VRDN	9,810,000	9,810,000
Oklahoma Hsg. Dev. Auth. MHRB, Ser. A, 1.55%, VRDN	25,000,000	25,000,000
Orland Hills, IL MHRB, Mtge. Revenue Hsg. 88th Ave. Proj., (LOC: Lasalle National Bank), 1.40%, VRDN	496,000	496,000
Pooled Puttable Floating Option RB:
(Liq. Merrill Lynch Capital Svcs.), 1.63%, VRDN	31,030,000	31,030,000
(Liq. Merrill Lynch Capital Svcs.), 1.67%, VRDN	15,000,000	15,000,000
(Liq. Merrill Lynch Capital Svcs.), 1.70%, VRDN	25,000,000	25,000,000
(Liq. Bayerische Landesbank Baden-Wurttmex), 1.71%, VRDN 144A	1,195,000	1,195,000
(Liq. Bayerische Landesbank Baden-Wurttmex), 1.71%, VRDN	15,115,000	15,115,000
(LOC: Bayerische Landes Bank Baden-Wurttmex), 1.71%, VRDN	6,275,000	6,275,000
(SPA: Merrill Lynch Capital Svcs.), 1.64%, VRDN	49,840,000	49,840,000
Ser. 2001-SG, 1.60%, VRDN	13,000,000	13,000,000
Travis Cnty., TX Hsg. Fin. Corp. MHRB, PFOTER, (Liq. Merrill Lynch Capital Svcs.), 1.63%, VRDN	8,825,000	8,825,000
Tucson, AZ IDA Hsg. RB, Rillito Vlg. Apts., PFOTER, (SPA: Merrill Lynch Capital Svcs.), 1.58%, VRDN	6,205,000	6,205,000
Tucson, AZ IDA MHRRB, Freedom Park Apts. Proj., (LOC: Bank of America), 2.00%, VRDN	1,000,000	1,000,000
Vernon Hills, IL MHRRB, Hawthorn Lakes Proj., Ser. 1991, (LOC: Societe Generale & Insd. by FSA), 1.45%, VRDN	15,210,000	15,210,000
Washington DC HFA MHRB, Fort Lincoln Garden Proj., Ser. A, (Liq. Sun Trust Banks), 1.60%, VRDN	2,910,000	2,910,000
Washington Hsg. Fin. Commission MHRB, Cedar Landing Apts., Ser. 1998-A, (LOC: U.S. Bank), 1.60%, VRDN	2,200,000	2,200,000
West Virginia Hsg. Dev. Financing RB:
1.70%, 9/16/2002	14,640,000	14,640,000
Wichita, KS MHRB, PFOTER, (Liq. Merrill Lynch Capital Svcs.), 1.58%, VRDN	2,972,000	2,972,000
797,292,321
Industrial Development Revenue - 0.0%
Ohio Cnty., KY PCRB, Thomas Inds. Proj., Ser. 1998, (LOC: National City Bank), 1.65%, VRDN	1,250,000	1,250,000
Lease - 4.6%
IBM Tax Exempt Grantor Trust RB:
(Liq. Merrill Lynch Capital Svcs.), 1.61%, VRDN	537,310	537,310
PFOTER:
(Liq. Merrill Lynch Capital Svcs.), 1.61%, VRDN	5,520,000	5,520,000
Koch Floating Rate Trust RB:
Ser. 1, (Liq. State Street Bank & Trust Co. & Insd. by AMBAC), 1.66%, VRDN	66,690,490	66,690,490
Ser. 1, 1.66%, VRDN	29,130,680	29,130,680
MBIA Capital Corp. RB:
PFOTER, (Liq. Landesbank Baden-Wurttmex), 1.56%, VRDN	9,680,000	9,680,000
Tax Exempt Grant, (Liq. Landesbank Baden-Wurttmex), 1.56%, VRDN	20,400,000	20,400,000
Tax Exempt Trust, (LOC: West Deutsche Landesbank Baden-Wurttmex), 1.56%, VRDN	120,000	120,000

EVERGREEN
Institutional Municipal Money Market Fund
Schedule of Investments (continued)
August 31, 2002 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
Leasing - continued
Pitney Bowes Credit Corp. Leasetops RB, Ser. 1999-2, (LOC: Pitney Bowes Credit Corp. & Insd. by AMBAC), 2.50%, VRDN 144A	$ 7,598,257	$ 7,598,257
139,676,737
Manufacturing - 15.9%
Adams Cnty., CO IDRB, Trustile Doors, Inc., Proj., Ser. 1999-A, (LOC: Key Bank), 1.65%, VRDN	4,120,000	4,120,000
Adams Cnty., NE IDRB, Centennial Plastics Proj., (LOC: U.S. Bank), 1.70%, VRDN	2,635,000	2,635,000
Allegheny Cnty, PA IDA RB, United Jewish Federation Proj., Ser. A, (LOC: PNC Bank), 1.40%, VRDN	4,447,000	4,447,000
Arapahoe Cnty., CO IDRB, Cottrell Printing, Ser. A, (LOC: Key Bank), 1.80%, VRDN	2,000,000	2,000,000
Arcola, IL IDRB, Herf Jones, Inc. Proj., (LOC: LaSalle Bank), 1.66%, VRDN	3,500,000	3,500,000
Arkansas Dev. Fin. Auth. IDRB, Stratton Seed Co. Proj., (LOC: Bank of America), 1.55%, VRDN	3,200,000	3,200,000
Bay Area Govt. Assn., CA RB, Reliance Tech. Svcs., Inc., Ser. A, (LOC: Sanwa Bank, CA), 3.75%, VRDN	3,826,000	3,826,000
Bessemer, AL IDRB, Carlton Investments, LLC Proj., (Liq. Amsouth Bank), 1.71%, VRDN	3,150,000	3,150,000
Birmingham, AL IDA RB, American Cast Iron Pipe Co. Proj., (LOC: Southtrust Bank), 1.61%, VRDN	9,620,000	9,620,000
Boyden, IA IDRB, Dethmers Manufacturing Proj., (LOC: U.S. Bank), 1.70%, VRDN	2,900,000	2,900,000
Braxton Cnty., WV Solid Wst. Disposal RRB, Weyerhaeuser Co. Proj., 2.40%, VRDN	2,800,000	2,800,000
Brazos River, TX Harbor Navigation Dist. RRB, BASF Corp. Proj., (Gtd. by BASF Corp.), 1.55%, VRDN	18,000,000	18,000,000
Bremen, IN IDRB:
Digger Specialities, Inc. Proj., (LOC: Key Bank), 1.65%, VRDN	2,090,000	2,090,000
Universal Bearings, Inc. Proj., (LOC: Key Bank), 1.65%, VRDN	3,590,000	3,590,000
Buena Vista, VA IDA RRB, Everbrite, Inc. Proj., (LOC: Marshall & Isley Bank), 1.95%, VRDN	1,625,000	1,625,000
California CDA RB, Nichirin-Flex Proj., (LOC: Dai-Ichi Kangyo Bank, Ltd.), 3.85%, VRDN	5,000,000	5,000,000
Chandler, AZ IDA RB, Red Rock Stamping Co. Proj., (LOC: Key Bank), 1.65%, VRDN	1,425,000	1,425,000
Chattanooga, TN IDRB, Top Flight, Inc., Proj., (LOC: National Bank of Canada), 1.625%, VRDN	3,850,000	3,850,000
Chesapeake, VA IDRB, Sumitomo Machine Co. Proj., (LOC: Sumitomo Bank), 4.00%, VRDN	1,500,000	1,500,000
Chicago, IL IDRB, PS Greetings, Inc., Proj., (LOC: LaSalle Bank), 1.55%, VRDN	2,000,000	2,000,000
Columbus, GA IDA RB, Goldens Foundry Proj., (LOC: Columbus Bank & Trust Co.), 1.66%, VRDN	3,500,000	3,500,000
Connecticut IDRB, Zotos Intl. Proj., (LOC: Dai-Ichi Kangyo Bank, Ltd.), 3.35%, VRDN	1,655,000	1,655,000
Conyers, GA IDA RB, Handleman Co. Proj., (LOC: Columbus Bank & Trust Co.), 1.59%, VRDN	3,200,000	3,200,000
Covington, KY Indl. Bldg. RB, Esco Corp. Proj., (LOC: Union Bank of California), 1.86%, VRDN	6,610,000	6,610,000
Crawford Cnty., GA IDRB, Arriscraft Intl. USA, Inc. Proj., (LOC: Southtrust Bank), 1.61%, VRDN	5,600,000	5,600,000
De Kalb Cnty., GA Dev. Auth. IDRB, Weyerhaeuser Co. Proj., (Insd. by Weyerhaeuser Co.), 2.36%, VRDN	2,800,000	2,800,000

EVERGREEN
Institutional Municipal Money Market Fund
Schedule of Investments (continued)
August 31, 2002 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
Manufacturing - continued
Decatur, AL IDA Solid Wst. Disp. RB, Trico Steel Co., (LOC: Chase Manhattan Bank), 2.00%, VRDN	$14,500,000	$ 14,500,000
Eau Claire Cnty., WI IDRB, Intek Plastics, Inc. Proj., (LOC: U.S. Bank), 1.70%, VRDN	3,500,000	3,500,000
Elkhart Cnty., IN EDRB, ATI Proj., (LOC: Societe Generale), 1.60%, VRDN	2,600,000	2,600,000
Fox Lake, WI Redev. Auth. IDRB, Karavan Trailers, Inc. Proj., (LOC: Associated Bank Lake Shore), 1.80%, VRDN	2,320,000	2,320,000
Frankfort, ID EDRB, Gen. Seating of America Proj., (LOC: Dai-Ichi Kangyo Bank Ltd.), 4.55%, VRDN	1,000,000	1,000,000
Franklin Cnty., TN IDRB, Franklin Inds. Proj., (LOC: Bank of America), 1.60%, VRDN	1,326,000	1,326,000
Frisco City, AL IDA RB, Standard Furniture Manufacturing Proj., (LOC: Amsouth Bank), 1.625%, VRDN	2,505,000	2,505,000
Gage Cnty., NE IDRB, Farmland Inds., Inc. Proj., (LOC: Rabobank Nederland), 1.60%, VRDN	1,000,000	1,000,000
Garfield Cnty., OK IDRB, Farmland Inds., Inc. Proj., Ser. 1998, (LOC: Rabobank Nederland), 1.60%, VRDN	1,000,000	1,000,000
Gooding Cnty., ID IDRB:
Big Sky Dairy Proj., (LOC: Bank of America), 1.60%, VRDN	3,150,000	3,150,000
Southfield Dairy Proj., (LOC: Bank of America), 1.60%, VRDN	3,900,000	3,900,000
Grant Parish, LA IDRB, Farmland Inds., Inc. Proj., Ser. 1998, (LOC: Rabobank Nederland), 1.60%, VRDN	1,000,000	1,000,000
Grayson Cnty., TX IDRRB, Aluminum Co. of America, (Insd. by ALCOA), 2.04%, VRDN	7,000,000	7,000,000
Gwinnet Cnty., GA Dev. Auth. RB, Ole Mexican Foods, Inc. Proj., (LOC: Branch Banking & Trust), 1.55%, VRDN	7,700,000	7,700,000
Haleyville, AL IDRB, Babcock Lumber Co. Proj., (LOC: First Comml. Bank), 1.75%, VRDN	1,520,000	1,520,000
Hawaii Dept. Budget & Fin. Spl. Purpose RB, Palama Meat Co. Proj., (Liq. Bank of Hawaii), 1.85%, VRDN	7,900,000	7,900,000
Henderson, TN IDRB, Premier Manufacturing Corp., Ser. 95, (LOC: National City Bank), 1.65%, VRDN	4,215,000	4,215,000
Hernando Cnty., FL IDRRB, Moor McCormack Resources Proj., (Gtd. by Wells Fargo & Co.), 1.35%, VRDN	5,750,000	5,750,000
Hopkinsville, KY Indl. Bldg. RRB, 4.55%, VRDN	3,400,000	3,400,000
Huntsville, AL IDA RB, Service Steel, Inc. Proj., (LOC: First Comml. Bank), 1.66%, VRDN	1,800,000	1,800,000
Illinois Dev. Fin. Auth. IDRB, Kris & Dee Associates, Inc. Proj., (LOC: First American Bank & LaSalle Bank), 1.65%, VRDN	1,080,000	1,080,000
Indiana Dev. Fin. EDA RB, Carr Metals Products Proj., (LOC: Bank One, ID), 1.85%, VRDN	1,050,000	1,050,000
Jefferson Cnty., KY Indl. Bldg. RB, Dant Clayton Corp. Proj., (LOC: Harris Trust & Savings), 1.60%, VRDN	4,050,000	4,050,000
Johnson Cnty., KS Private Activity RB, Stouse Sign & Decal Proj.:
(LOC: U.S. Bank), 1.68%, VRDN	2,700,000	2,700,000
Joliet, IL Regl. Port Dist. Indl. Bldg. RB, Dow Chemical Co., (Insd. by Dow Chemical Co.), 2.20%, 9/3/2002	1,400,000	1,400,000
Kansas IDA RB, Farmland Foods Proj., (LOC: Rabobank Nederland), 1.60%, VRDN	1,000,000	1,000,000
Lexington, TN IDRB, Kirby Containers Proj., (LOC: Amsouth Bank), 1.71%, VRDN	2,600,000	2,600,000
Liberal, KS IDRB, Farmland Natl. Beef Packing Proj., (LOC: U.S. Bank), 1.60%, VRDN	1,000,000	1,000,000
Liberty Cnty., GA IDRB, Muskin Leisure Prods. Proj., (LOC: Comerce de France), 1.59%, VRDN	4,585,000	4,585,000
Lincoln Cnty., ID IDRB, Double A Dairy Proj., (LOC: Bank of America), 1.60%, VRDN	2,000,000	2,000,000

EVERGREEN
Institutional Municipal Money Market Fund
Schedule of Investments (continued)
August 31, 2002 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
Manufacturing - continued
Lombard, IL IDRB:
Chicago Roll Co. Proj., (LOC: ABN Trust, Chicago), 1.65%, VRDN	$ 1,475,000	$ 1,475,000
Tella Tool & Manufacturing Co. Proj., (LOC: ABN Trust, Chicago), 1.75%, VRDN	700,000	700,000
Lorain Cnty., OH IDRB, Skill Tools Proj., (LOC: Key Bank), 1.65%, VRDN	5,565,000	5,565,000
Louisiana Local Govt. Env. Facs. CDA RB:
Mid South Extrusion Proj., (LOC: Regions Bank of LA), 1.61%, VRDN	3,680,000	3,680,000
Southern Ionics, Inc. Proj., (LOC: Southtrust Bank), 1.61%, VRDN	4,500,000	4,500,000
Louisiana Pub. Facs. Auth. PCRRB, Allied Signal, Inc. Proj., (Insd. by Honeywell International), 1.80%, VRDN	6,815,000	6,815,000
Madison, AL IDRB, Haley Grocery Co. Proj., (LOC: Regions Bank), 1.66%, VRDN	3,325,000	3,325,000
Manitowoc, WI IDRB:
Kaufman Enterprises Proj., (LOC: Associated Bank of Lake Shore), 1.80%, VRDN	1,350,000	1,350,000
Manitowoc Tool & Machining Proj., (LOC: Associated Bank of Lake Shore), 1.80%, VRDN	2,700,000	2,700,000
Northern Labs, Inc. Proj., (LOC: U.S. Bank), 1.70%, VRDN	2,900,000	2,900,000
Mankato, MN IDRB, Katolight Corp. Proj., (LOC: U.S. Bank), 1.70%, VRDN	2,450,000	2,450,000
Martin Cnty., NC Indl. Facs. PCRRB, Weyerhaeuser Co. Proj.:
(Gtd. by Weyerhaeuser Co.), 2.30%, VRDN	1,395,000	1,395,000
(Gtd. by Weyerhaeuser Co.), 3.32%, VRDN	10,600,000	10,600,000
Massachusetts Dev. Fin. Agcy. RB:
Hardigg Properties Proj., (LOC: Citizens Bank, RI), 1.60%, VRDN	4,000,000	4,000,000
Unilock New York Proj., (LOC: Bank One, OH), 1.70%, VRDN	4,000,000	4,000,000
McIntosh, AL IDA Env. Impt. RRB, CIBC Specialty Proj., Ser. D, (Gtd. by CIBC Specialty Co.), 1.95%, 9/3/2002	38,800,000	38,800,000
Meade Cnty., KY Indl. Bldg. RB, Liters Quarry, Inc. Proj., (LOC: Bank One, OH), 1.65%, VRDN	2,900,000	2,900,000
Mentor, OH IDRRB, Metcor Partnership Proj., (LOC: Key Bank), 1.65%, VRDN	1,875,000	1,875,000
Meriwether Cnty., GA IDA RB, Crown Tech. II Proj., (LOC: Columbus Bank & Trust Co.), 1.64%, VRDN	3,800,000	3,800,000
Miami Cnty., IN IDRB, Prime Prods., Inc. Proj., (LOC: Bank One, OH), 1.61%, VRDN	5,500,000	5,500,000
Miami Dade Cnty., FL IDRB, Reflectone Inc., Proj., (Gtd. by British Aerospace Pub. Ltd.), 1.50%, VRDN	11,000,000	11,000,000
Michigan Strategic Fund EDRB:
Dow Chemical Co. Proj., (Gtd. by Dow Chemical Co.), 2.15%, 9/3/2002	6,300,000	6,300,000
Yamaha Musical Products, Inc., (LOC: Dai-Ichi Kangyo Bank Ltd.), 4.55%, VRDN	6,800,000	6,800,000
Midland Cnty., MI EDA RB, Dow Chemical Co. Proj., Ser. A, (Insd. by Dow Chemical Co.), 2.30%, 9/3/2002	4,800,000	4,800,000
Milwaukee, WI IDRB, Sellars Absorbent Materials Proj., (LOC: U.S. Bank), 1.70%, VRDN	4,650,000	4,650,000
Montgomery, AL IDRB, Kinpak, Inc., (SPA: Regions Bank), 1.65%, VRDN	3,500,000	3,500,000
Morgan Cnty., GA Dev. Auth. IDRB, Bard Manufacturing Co. Proj., (LOC: National City Bank), 1.65%, VRDN	5,200,000	5,200,000
New Hampshire Business Fin. Auth. IDRB, Monadock Economic Dev./ Precitech Proj., Ser. A, (LOC: Key Bank), 1.65%, VRDN	3,435,000	3,435,000
Oregon EDRB, Beef Northwest Feeders Proj., (LOC: Bank of America), 1.60%, VRDN	1,600,000	1,600,000
Ouachita Parish, LA IDA RB, Metalforms Superlift Proj., (LOC: Regions Bank), 1.61%, VRDN	1,625,000	1,625,000
Pierce Cnty., WA EDRB, Truss Co. Proj., (LOC: U.S. Bank), 1.60%, VRDN	2,475,000	2,475,000
Pilchuck, WA Dev. Corp. IDRB, HCI Steel Proj., (LOC: Key Bank), 1.65%, VRDN	2,195,000	2,195,000

EVERGREEN
Institutional Municipal Money Market Fund
Schedule of Investments (continued)
August 31, 2002 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
Manufacturing - continued
Pinellas Cnty., FL Indiana Council IDRB, Better Business Forms Inc., (LOC: Allied Irish Bank Plc), 1.75%, VRDN	$ 1,200,000	$ 1,200,000
Polk Cnty., FL IDRRB, (LOC: Toronto Dominion Bank), 1.45%, VRDN	248,000	248,000
Port Bellingham, WA IDRB, Bakerview Proj., (LOC: Key Bank), 1.65%, VRDN	2,820,000	2,820,000
Port Grays Harbor, WA IDRB, Weyerhauser, (Gtd. by Weyerhauser), 2.46%, VRDN	2,365,000	2,365,000
Port Grays Harbor, WA IDRRB, Weyerhaeuser Co. Proj.:
(Gtd. by Weyerhaeuser Co.), 2.36%, VRDN	1,000,000	1,000,000
(Gtd. by Weyerhaeuser Co.), 2.36%, VRDN	5,850,000	5,850,000
Port of Chehalis, WA IDRB, Cascade Hardwoods Proj., (LOC: Bank of America), 1.55%, VRDN	8,000,000	8,000,000
Rhode Island Indl. Facs. Corp. IDRB, Greystone of Lincoln Proj., (LOC: Mellon Bank), 1.65%, VRDN	3,000,000	3,000,000
Richland Cnty., OH IDRB, Voisard Manufacturing, Inc. Proj., (LOC: Fifth Third Bank), 1.60%, VRDN	4,000,000	4,000,000
Riviera Beach, FL IDRB, K Rain Manufacturing Proj., (LOC: Bank of America), 1.55%, VRDN	1,367,000	1,367,000
Rowan Cnty., NC Indl. Facs. PCRB, PHC, LLC Proj., (LOC: Southtrust Bank), 1.61%, VRDN	4,990,000	4,990,000
Saline Cnty., NE IDRB, Farmland Foods Proj.:
Ser. 1997A, (LOC: Rabobank Nederland), 1.60%, VRDN	1,500,000	1,500,000
Ser. 1997B, (LOC: Rabobank Nederland), 1.60%, VRDN	1,000,000	1,000,000
San Antonio, TX IDRRB, River Center Association Proj., (LOC: PNC Bank), 1.40%, VRDN	10,500,000	10,500,000
Scott Cnty., IA IDRB, Ford Manufacturing Co., Inc. Proj., Ser. 1997, (LOC: Firstar Bank of Milwaukee), 1.70%, VRDN	2,000,000	2,000,000
Simpson Cnty., KY IDRB, Weyerhaeuser Proj., (Insd. by Weyerhaeuser Co.), 2.36%, VRDN	2,000,000	2,000,000
Simpson Cnty., KY Indl. Bldg. RB, Harmon Motive Kentucky Proj., (LOC: Bank of Amercia), 1.60%, VRDN	7,200,000	7,200,000
Solon, ME RB, Kennebec Lumber Co. & Androscoggin, (LOC: Key Bank), 1.65%, VRDN	2,885,000	2,885,000
South Carolina Jobs EDA RB:
Ebyl Cartex, Inc. Proj., (LOC: Southtrust Bank), 1.67%, VRDN	1,545,000	1,545,000
Mid Atlantic Drainage Proj., (LOC: National Bank of S.C.), 1.61%, VRDN	1,940,000	1,940,000
Ortec, Inc. Proj., Ser. B, (LOC: Bank of Amercia), 1.55%, VRDN	2,500,000	2,500,000
TK, Inc. Proj., (LOC: Bank of Amercia), 1.55%, VRDN	2,365,000	2,365,000
South Dallas, AL IDA RB, Cahaba Valley Lumber Co. Proj., (LOC: Amsouth Bank), 1.65%, VRDN	1,785,000	1,785,000
Summit Cnty., OH IDRB, S.A. Comunale Co. Proj., (LOC: National City Bank), 1.65%, VRDN	3,350,000	3,350,000
Trinity River Auth., TX PCRRB, General Motors Corp. Proj., (Gtd. by General Motors), 1.85%, VRDN	6,100,000	6,100,000
Tuscaloosa Cnty., AL IDA RB:
Brion Hardin Proj., (LOC: Amsouth Bank), 1.71%, VRDN	875,000	875,000
Hardwear Corp. Proj., (LOC: Amsouth Bank), 1.71%, VRDN	1,045,000	1,045,000
Utah Cnty., UT IDRB, McWane, Inc. Proj., (LOC: Amsouth Bank), 1.625%, VRDN	2,730,000	2,730,000
Vermont EDA IDRB, Hazelett Strip Casting Proj., (LOC: Key Bank), 1.65%, VRDN	6,825,000	6,825,000
Washington Economic Dev. Fin. Auth. RB, Royal Ridge Fruit Proj., (LOC: Bank of Amercia & Northwest Farm Credit), 1.60%, VRDN	4,955,000	4,955,000
Washington EDRB, Earth Tech., Inc. Proj.:
Ser. G, (LOC: Bank of New York), 1.60%, VRDN	5,900,000	5,900,000
(LOC: Bank of New York), 1.60%, VRDN	3,000,000	3,000,000

EVERGREEN
Institutional Municipal Money Market Fund
Schedule of Investments (continued)
August 31, 2002 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
Manufacturing - continued
West Baton Rouge, LA IDRRB, Dow Chemical Co. Proj., Ser. 1995, (Gtd. by Dow Chemical Co.), 2.15%, 9/3/2002	$ 5,525,000	$ 5,525,000
Wilson Cnty., TN IDRB, John Deal Coatings, Inc. Proj., (LOC: First American National Bank), 1.76%, VRDN	1,700,000	1,700,000
Winslow, ME RB, Maine Biological Labs Proj., (LOC: Key Bank), 1.65%, VRDN	3,990,000	3,990,000
Yakima Cnty., WA Pub. Corp. RB:
Macro Plastics, Inc. Proj., (LOC: Bank of the West), 1.80%, VRDN	720,000	720,000
Michelsen Packaging Co. Proj., (LOC: Bank of America), 1.55%, VRDN	2,000,000	2,000,000
485,879,000
Miscellaneous Revenue - 2.8%
Florida Capital Projects Fin. Auth. RB, Capital Projects Loan Program, Ser. H, (SPA: CDC Funding Corp. & Insd. by Bayericshe), 1.80%, VRDN	41,880,000	41,880,000
Illinois Dev. Fin. Auth. RB, Chicago Symphony Proj., (LOC: Bank of America), 1.40%, VRDN	3,224,000	3,224,000
Indiana Bond Bank RB, Spl. Proj. - Hendricks, Ser. D, (SPA: AMBAC), 3.00%, 4/1/2003	1,090,000	1,096,789
Louisiana Local Govt. Env. Facs. Community Dev. Auth. RB, LCDA Loan Financing Program, Ser. A, (SPA: CDC Funding Corp. & Insd. by BNP Paribas), 1.80%, VRDN	13,870,000	13,870,000
Pooled Puttable Floating Option RB, PFOTER:
(Liq. Societe Generale & Insd. by FGIC), 1.61%, VRDN	15,710,000	15,710,000
(LOC: Societe Generale & Insd. by FGIC), 1.61%, VRDN	7,510,000	7,510,000
(SPA: Merrill Lynch Capital Svcs. & Insd. by FHA), 1.66%, VRDN	1,075,000	1,075,000
84,365,789
Port Authority - 1.1%
Chicago IDRB, Federal Marine Terminal Proj., (LOC: LaSalle Bank), 1.45%, VRDN	4,200,000	4,200,000
Lake Charles, LA Harbor & Terminal Dist. Port Facs. RB, Citgo Petroleum Corp., (LOC: West Deutsche Landesbank Baden-Wurttmex), 1.40%, VRDN	1,388,000	1,388,000
Massachusetts Port Auth. RB, PFOTER:
(SPA: Merrill Lynch Capital Svcs.), 1.59%, VRDN	16,220,000	16,220,000
(SPA: Merrill Lynch Capital Svcs.), 1.64%, VRDN	5,820,000	5,820,000
Port Auth., NY & NJ RB, Ser. 1038-R, (SPA: Merrill Lynch Capital Svcs. & Gtd. by FGIC), 1.95%, 6/5/2003	4,995,000	4,995,000
Tuscaloos, AL Cnty. Port Auth. RB, Capstone Hotel Ltd. Proj., Ser. A, (LOC: Southtrust Bank), 1.45%, VRDN	158,000	158,000
32,781,000
Power - 0.1%
Calcasieu Parish, LA IDA PCRB, Citgo Petroleum Corp., (LOC: Westdeutsche Landesbank), 1.45%, VRDN	843,000	843,000
Oklahoma Dev. Fin. Auth. RB, Conoco Proj., Ser. B, (Insd. by Conoco, Inc.), 1.90%, VRDN	2,500,000	2,500,000
3,343,000
Recreation - 0.2%
Green Lake Township, MI EDRB, Interlochen Center Apts. Proj., (LOC: Lasalle National Bank), 1.30%, VRDN	2,182,000	2,182,000
Illinois Edl. Facs. Auth. RB, Field Museum Natl. History, (LOC: Northern Trust Co.), 1.40%, VRDN	2,777,000	2,777,000
4,959,000

EVERGREEN
Institutional Municipal Money Market Fund
Schedule of Investments (continued)
August 31, 2002 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
Resource Recovery - 2.3%
Delaware EDA IDRB, Delaware Clean Pwr. Proj., Ser. C, (Gtd. by Motiva Enterprises LLC), 1.56%, VRDN	$11,000,000	$ 11,000,000
Gulf Coast, TX Wst. Disposal Auth. RB, Bayer Corp. Proj., (Gtd. by Bayer Corp.), 2.00%, 9/3/2002	7,300,000	7,300,000
Illinois Dev. Fin. Auth. PCRB, Diamond Star Motor Proj., (LOC: Bank of Tokyo-Mitsubishi), 3.30%, 9/3/2002	6,000,000	6,000,000
Jefferson Cnty., TX Navagational Dist. Env. Facs. RRB, Motiva Enterprises Proj., (Gtd. by Motiva Enterprises LLC), 1.60%, VRDN	5,475,000	5,475,000
Ladysmith, WI Solid Wst. Disp. Facs. RB, Cityforest Corp. Proj., (LOC: Union Bank of CA), 4.65%, VRDN	3,630,000	3,630,000
Oregon EDA RRB, Georgia Pacific Corp. Proj., (LOC: Deutsche Bank), 1.66%, VRDN	15,600,000	15,600,000
Oregon Metropolitan Svcs. Dist., Wst. Disposal RB, Riedel, OR Compost Co. Proj., (LOC: U.S. Bank), 1.60%, VRDN	3,900,000	3,900,000
Phenix Cnty., AL IDA Env. Impt. RB, Mead Coated Board Proj., Ser. A, (LOC: PNC Bank), 2.00%, 9/3/2002	3,500,000	3,500,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proi., (LOC: Bank of Tokyo-Mitsubishi), 4.55%, VRDN	13,600,000	13,600,000
70,005,000
Special Tax - 1.0%
Crown Point, IN TAN, 2.50%, 12/31/2002	1,000,000	1,001,925
Greensburg, IN Community Schools TAN, 2.75%, 12/31/2002	1,000,000	1,002,533
Park Creek, CO Metro. Dist. Tax Increment RB, Ser. C, (Liq. American Intl. Group), 1.65%, VRDN	13,350,000	13,350,000
Pembroke, NH TAN, 2.50%, 12/31/2002	3,900,000	3,906,351
Strafford Cnty., NH TAN, 2.20%, 12/27/2002	8,000,000	8,009,200
Westbrook, ME BAN, 3.00%, 11/1/2002	3,000,000	3,004,159
30,274,168
Tobacco Revenue - 0.4%
Badger, WI Tobacco Asset Securitization Corp. RB, (SPA: Merrill Lynch Capital Svcs.), 1.61%, VRDN	3,595,000	3,595,000
Dist. of Columbia Tobacco Settlement Fin. Corp. RB, PFOTER, (Liq. Merrill Lynch Capital Svcs.), 1.64%, VRDN	2,895,000	2,895,000
South Carolina Tobacco Settlement RB, PFOTER, (Liq. Merrill Lynch Capital Svcs.), 1.64%, 9/5/2002	2,500,000	2,500,000
Tobacco Settlement Financing Corp. RI RB, (Liq. Merrill Lynch Capital Svcs.), 1.59%, 9/5/2002	2,495,000	2,495,000
11,485,000
Transportation - 2.2%
Central Puget Sound, WA Regl. Trans. Auth. RB, Ser. 360, (Liq. Morgan Stanley Dean Witter & Insd. by FGIC), 1.51%, VRDN	2,275,000	2,275,000
Illinois Regional Trans. Auth. RB, Ser. ZTC, (Insd. by MBIA), 1.58%, VRDN	9,885,000	9,885,000
Massachusetts Bay Trans. Auth. RB, Ser. SG 156, (Liq. Societe Generale), 1.88%, 9/3/2002	4,600,000	4,600,000
New Jersey Turnpike Auth. RB, Ser. D, (Liq. Societe Generale), 1.25%, VRDN	19,000,000	19,000,000
Pooled Puttable Floating Option RB, PFOTER, Class A, 1.61%, VRDN	5,665,000	5,665,000
South Carolina Trans. Infrastructure RB, Class A, (Insd. by AMBAC), 1.58%, VRDN	8,959,000	8,959,000
Valdez, AK Marine Term RRB, Phillips Trans. Proj.:
(Gtd. by Phillips Petroleum Co.), 2.90%, VRDN	14,800,000	14,800,000
3.00%, VRDN	3,200,000	3,200,000
68,384,000

EVERGREEN
Institutional Municipal Money Market Fund
Schedule of Investments (continued)
August 31, 2002 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
Utility - 7.3%
Brazos River Auth., TX PCRRB, Ser. 00-518, (Liq. Morgan Stanley Dean Witter), 1.61%, VRDN	$15,165,000	$ 15,165,000
Burke Cnty., GA Dev. Auth. PCRB, Georgia Pwr. Co., (Insd. by Georgia Pwr. Co.), 1.80%, 9/3/2002	12,000,000	12,000,000
California Infrastructure EDRB, Independent Sys. Operating Corp. Proj., Ser. C, (SPA: JP Morgan Chase Bank & Insd. by MBIA), 1.40%, VRDN	4,600,000	4,600,000
Carroll Cnty., KY Solid Wst. Disp. Facs. RB, Kentucky Utilities Proj., Ser. A, (Gtd. by Kentucy Utility Co.), 2.10%, 9/3/2002	34,300,000	34,300,000
Chula Vista, CA IDRB, San Diego Gas & Elec. Co., Ser. B, (Gtd. by San Diego Gas & Elec. Co.), 2.00%, 9/3/2002	44,900,000	44,900,001
Jacksonville, FL PCRRB, Florida Pwr. & Light Co. Proj., (Gtd. by Florida Pwr. & Light Co.), 2.00%, 9/3/2002	900,000	900,000
Lincoln Cnty., WY PCRB, Pacificorp, (Gtd. by Pacificorp), 2.85%, VRDN	10,000,000	10,000,000
Martin Cnty., FL PCRRB, Florida Pwr. & Light Co. Proj., (Insd. by Florida Pwr. & Light Co.), 1.80%, 9/3/2002	18,400,000	18,400,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. RB, (Liq. Commerzbank & Insd. by MBIA), 1.95%, VRDN	7,995,000	7,999,648
Matagorda Cnty., TX Navigation Dist. RB, PFOTER, (SPA: Merrill Lynch Capital Svcs.), 1.63%, VRDN	12,495,000	12,495,000
McAlester, OK Pub. Works Auth. Util. RB, Ser. 9014, Class A, (Liq. Bear Stearns Capital Market & Insd. by FSA), 1.54%, VRDN	11,585,000	11,585,000
Milwaukee, WI IDRRB, Wisconsin Elec. Pwr. Co. Proj., (Gtd. by Wisconsin Elec. Pwr. Co.), 1.55%, VRDN	2,000,000	2,000,000
Pleasant Prairie, WI PCRRB, WI Elec. Pwr. Co. Proj.:
Ser. A, (Gtd. by Wisconsin Elec. Pwr. Co.), 1.55%, VRDN	19,900,000	19,900,000
Ser. B, (Gtd. by Wisconsin Elec. Pwr. Co.), 1.55%, VRDN	4,000,000	4,000,000
Port Arthur, TX Navigation Dist. IDRB, Fina Oil & Chemical Co. Proj., (Gtd. by Total Fina Elf), 2.05%, 9/3/2002	11,100,000	11,100,000
Port Morrow, OR PCRRB, Idaho Pwr. Co. Proj., 2.50%, VRDN	4,360,000	4,360,000
Saint Lucie Cnty., FL PCRRB, Florida Pwr. & Light Co., (Insd. by Florida Pwr. & Light Co.), 1.95%, 9/3/2002	3,900,000	3,900,000
Springfield, IL Elec. RB, U.S. Bancorp Proj. Funding Trust, Ser. 02A,
(Insd. by Bank of New York), 1.51%, VRDN	6,850,000	6,850,000
224,454,649
Water & Sewer - 1.3%
Florida Govt. Util. Auth. RB, Ser. 327, (Liq. Morgan Stanley Dean Witter & Insd. by AMBAC), 1.51%, VRDN	8,097,500	8,097,500
Honolulu, HI City & Cnty. Wastewater Sys. RB, Ser. 400, (Liq. Morgan Stanley Dean Witter & Insd. by FGIC), 1.51%, VRDN	3,462,500	3,462,500
Kentucky Rural Wtr. Fin. Corp. RB, Flexible Term Program, (SPA: PNC Bank), 1.48%, VRDN	16,920,000	16,920,000
Philadelphia, PA Wtr. & Wastewater RB, Ser. B, (SPA: Commerzbank & Insd. by AMBAC), 1.35%, VRDN	12,600,000	12,600,000
41,080,000
Total Municipal Obligations		2,937,199,647

EVERGREEN
Institutional Municipal Money Market Fund
Schedule of Investments (continued)
August 31, 2002 (unaudited)

	Principal Amount	Value

MUTUAL FUND SHARES - 1.1%
Dreyfus Tax Exempt Cash Management Fund	$ 4,000,000	$ 4,000,000
Federated Municipal Obligations Fund	17,500,000	17,500,000
Federated Tax Free Obligation Fund	9,800,000	9,800,000
Provident Institute Municipal Money Market Fund	4,000,000	4,000,000
Total Mutual Fund Shares		35,300,000
Total Investments - (cost $3,050,899,647) - 99.9%		3,050,899,647
Other Assets and Liabilities - 0.1%		3,282,446
Net Assets - 100.0%		$ 3,054,182,093

The following table shows the percent of portfolio assets invested by geographic location as of August 31, 2002:

State	Percentage of Portfolio Assets

Alabama	4.1%
Alaska	0.6%
Arizona	0.5%
Arkansas	0.1%
California	4.6%
Colorado	1.8%
Connecticut	0.8%
Delaware	7.7%
Florida	5.7%
Georgia	4.1%
Hawaii	0.7%
Idaho	0.3%
Illinois	3.9%
Indiana	1.3%
Iowa	0.2%
Kansas	0.3%
Kentucky	3.3%
Louisiana	1.4%
Maine	0.3%
Maryland	0.6%
Massachusetts	4.3%
Michigan	0.7%
Minnesota	0.2%
Mississippi	0.3%
Missouri	0.5%
Nebraska	0.8%
Nevada	1.1%
New Hampshire	0.8%
New Jersey	1.5%
New York	1.5%
North Carolina	1.5%
Ohio	4.5%
Oklahoma	1.3%
Oregon	0.9%
Pennsylvania	1.1%
Rhode Island	0.2%
South Carolina	4.3%
South Dakota	0.4%
Tennessee	0.9%
Texas	4.9%
Utah	0.1%
Vermont	0.5%
Virginia	0.1%
Washington	1.8%
West Virginia	0.6%
Wisconsin	4.4%
Wyoming	0.3%
Non State Specific	18.2%
100.0%

See Combined Notes to Schedules of Investments.

EVERGREEN
Institutional Treasury Money Market Fund
Schedule of Investments
August 31, 2002 (unaudited)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 14.4%
U.S. Treasury Notes:
4.25%, 3/31/2003	$286,246,000	$ 289,305,330
4.625%, 2/28/2003	8,434,000	8,526,999
5.125%, 12/31/2002	8,434,000	8,514,799
5.50%, 5/31/2003	100,000,000	102,173,044
5.625%, 11/30/2002	150,000,000	151,179,639
5.75%, 11/30/2002	89,057,000	89,804,833
6.25%, 2/15/2003	50,000,000	50,886,443
Total U.S. Treasury Obligations		700,391,087
REPURCHASE AGREEMENTS* - 84.9%
ABN Amro, Inc., 1.80%, dated 8/30/2002, maturing 9/3/2002, maturity value is $200,040,000 (1)	200,000,000	200,000,000
Barclays DeZeote Wedd Securities, 1.82%, dated 8/30/2002, maturing 9/3/2002, maturity value is $200,040,444 (2)	200,000,000	200,000,000
Credit Suisse First Boston Corp., 1.83%, dated 8/30/2002, maturing 9/3/2002, maturity value is $235,047,783 (3)	235,000,000	235,000,000
Deutsche Bank AG:
Avg. Rate of 1.80%, dated 8/26/2002, maturing 9/3/2002, maturity value is $235,112,361 (4) **	250,000,000	250,000,000
Avg. Rate of 1.81%, dated 8/26/2002, maturing 9/3/2002, maturity value is $400,180,778 (4) **	400,000,000	400,000,000
Dresdner Bank AG, 1.80%, dated 8/30/2002, maturing 9/3/2002, maturity value is $235,047,000 (5)	235,000,000	235,000,000
Greenwich Capital Markets, 1.82%, dated 8/30/2002, maturing 9/3/2002, maturity value is $235,047,522 (6)	235,000,000	235,000,000
JP Morgan & Co., 1.83%, dated 8/30/2002, maturing 9/3/2002, maturity value is $235,047,783 (7)	235,000,000	235,000,000
Lehman Brothers, Inc., 1.80%, dated 8/30/2002, maturing 9/3/2002, maturity value is $235,047,000 (8)	235,000,000	235,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.77%, dated 8/30/2002, maturing 9/3/2002, maturity value is $200,039,333 (9)	200,000,000	200,000,000
Morgan Stanley & Co., 1.80%, dated 8/30/2002, maturing 9/3/2002, maturity value is $235,047,000 (10)	235,000,000	235,000,000
Salomon Smith Barney, Inc.:
Avg. Rate of 1.79%, dated 8/26/2002, maturing 9/3/2002, maturity value is $250,179,111 (11) **	250,000,000	250,000,000
Avg. Rate of 1.83%, dated 8/26/2002, maturing 9/3/2002, maturity value is $400,182,778, (12) **	400,000,000	400,000,000
State Street Bank & Trust Co., 1.80%, dated 8/30/2002, maturing 9/3/2002, maturity value is $40,797,953 (13)	40,789,795	40,789,795
Warburg Dillon Reed LLC:
1.83%, dated 8/30/2002, maturing 9/3/2002, maturity value is $150,030,500 (14)	150,000,000	150,000,000
1.88%, dated 8/30/2002, maturing 9/3/2002, maturity value is $400,083,556 (15)	400,000,000	400,000,000
West Deuche Landesbank, 1.82%, dated 8/30/2002, maturing 9/3/2002, maturity value is $235,047,522 (16)	235,000,000	235,000,000
Total Repurchase Agreements		4,135,789,795
Total Investments - (cost $4,836,180,882) - 99.3%		4,836,180,882
Other Assets and Liabilities - 0.7%		35,740,414
Net Assets - 100.0%		$ 4,871,921,296

See Combined Notes to Schedules of Investments.

EVERGREEN
Institutional U.S. Government Money Market Fund
Schedule of Investments
August 31, 2002 (unaudited)

	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 66.6%
FFCB:
1.71%, 11/1/2002	$ 5,000,000	$ 5,000,000
1.73%, 10/1/2002	20,000,000	20,000,000
FHLB:
1.65%, 9/14/2002	35,000,000	34,995,448
1.65%, 9/15/2002	50,000,000	49,976,761
1.66%, 9/14/2002	20,000,000	19,993,764
1.73%, 11/12/2002	25,000,000	25,000,000
2.09%, 9/3/2002	50,000,000	50,000,000
2.12%, 9/3/2002	25,000,000	25,000,000
2.25%, 8/14/2003	50,000,000	50,000,000
2.50%, 4/15/2003	10,000,000	10,000,000
2.55%, 5/29/2003	3,265,000	3,265,000
FHLMC, 2.71%, 12/20/2002	15,000,000	15,000,000
FNMA:
1.62%, 9/1/2002	86,107,000	85,918,977
1.64%, 9/7/2002	50,000,000	49,998,349
1.66%, 9/27/2002	75,000,000	74,998,783
1.69%, 9/5/2002	50,000,000	49,999,339
1.75%, 10/3/2002	25,000,000	25,000,000
1.94%, 9/3/2002	40,000,000	40,000,000
6.38%, 10/15/2002	10,000,000	10,046,695
IADB, 6.63%, 2/18/2003	7,000,000	7,133,900
IBRD, 5.63%, 3/17/2003	30,000,000	30,475,977
SLMA:
2.42%, 2/28/2003	10,000,000	10,000,000
2.45%, 2/28/2003	12,500,000	12,500,000
Total U.S. Government & Agency Obligations		704,302,993
REPURCHASE AGREEMENTS † - 33.3%
Salomon Smith Barney, Inc., 1.86%, dated 8/30/2002, maturing 9/3/2002, maturity value is $150,031,000 (1)	150,000,000	150,000,000
Societe Generale, 1.82%, dated 8/30/2002, maturing 9/3/2002, maturity value is $50,010,111 (2)	50,000,000	50,000,000
State Street Bank & Trust Co., 1.80%, dated 8/30/2002, maturing 9/3/2002, maturity value is $1,992,739 (3)	1,992,341	1,992,341
Warburg Dillon Reed LLC, 1.88%, dated 8/30/2002, maturing 9/3/2002, maturity value is $150,031,333 (4)	150,000,000	150,000,000
Total Repurchase Agreements		351,992,341
Total Investments - (cost $1,056,295,334) - 99.9%		1,056,295,334
Other Assets and Liabilities - 0.1%		1,028,146
Net Assets - 100.0%		$ 1,057,323,480

See Combined Notes to Schedules of Investments.

EVERGREEN
Institutional 100% Treasury Money Market Fund
Schedule of Investments
August 31, 2002 (unaudited)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 99.9%
U.S. Treasury Bills:
1.63%, 9/5/2002	$ 14,597,000	$ 14,595,678
1.63%, 9/12/2002	765,000	764,687
1.64%, 9/12/2002	4,023,000	4,021,351
1.64%, 9/19/2002	929,000	928,325
1.65%, 9/5/2002	120,000,000	119,989,033
1.65%, 9/12/2002	100,000,000	99,958,750
1.65%, 9/19/2002	150,000,000	149,890,000
1.68%, 9/19/2002	424,000	423,683
1.68%, 9/26/2002	156,179,000	156,011,867
1.68%, 10/17/2002	31,073,000	31,009,197
1.69%, 9/12/2002	90,000,000	89,962,088
1.85%, 10/10/2002	2,240,000	2,235,741
U.S. Treasury Notes:
5.50%, 1/31/2003	145,000	147,004
5.50%, 3/31/2003	21,950,000	22,332,833
5.50%, 5/31/2003	17,594,000	17,994,904
5.625%, 11/30/2002	26,322,000	26,534,586
5.75%, 11/30/2002	40,445,000	40,776,797
5.75%, 4/30/2003	1,955,000	1,995,877
Total Investments - (cost $779,572,401) - 99.9%		779,572,401
Other Assets and Liabilities - 0.1%		618,789
Net Assets - 100.0%		$ 780,191,190

See Combined Notes to Schedules of Investments.

Combined Notes to Schedules of Investments
August 31, 2002 (unaudited)

For the Institutional Treasury Money Market Fund:
*	Collateralized by:
(1)	$441,014,000 U.S. Treasury STRIPS, 0.00%, 5/15/2009 to 5/15/2020; value including accrued interest - $204,000,371.
(2)	$193,728,000 U.S. Treasury Bonds, 3.00%, 7/15/2012; value including accrued interest - $204,000,669.
(3)	$122,003,000 U.S. Treasury Bills, 0.00%, 11/29/2002 to 2/27/2003; value including interest - $121,420,889, $100,343,000 U.S. Treasury Notes, 6.125% to 6.5%, 8/31/2002 to 2/15/2010; value including accrued interest - $110,417,475, $7,468,000 U.S. Treasury Bonds, 3.375%, 1/15/2012 to 7/15/2012; value including interest - $7,863,046.
(4)	$693,105,025 GNMA, 5.00% to 7.00%, 11/15/2010 to 8/15/2032; value including accrued interest - $413,113,211, $183,399,000, U.S. Treasury Bonds, 8.125%, 8/15/2019; value including accrued interest - $249,886,790.
(5)	$200,150,000 U.S. Treasury Notes, 4.75% to 5.875%, 2/15/2004 - 11/15/2005; value including accrued interest - $216,215,399, $79,780,000 U.S. Treasury STRIPS, 0.00%, 2/15/2025; value including accrued interest - $23,485,637.
(6)	$227,146,000 U.S. Treasury Notes, 3.25% to 4.375%, 5/15/2007 to 8/15/2007; value including accrued interest - $239,702,429.
(7)	$118,655,000 U.S. Treasury Bills, 3.875%, 4/15/2029; value including accrued interest - $157,573,396, $67,925,000 U.S. Treasury Notes, 3.875%, 1/15/2009; value including accrued interest - $82,131,495.
(8)	$426,306,951 U.S. Treasury STRIPS, 0.00%, 8/15/2010 to 11/15/2019; value including accrued interest - $239,702,715.
(9)	$295,562,000 U.S. Treasury STRIPS, 0.00%, 5/15/2010 to 5/15/2014; value including accrued interest - $204,002,737.
(10)	$711,035,000 U.S. Treasury STRIPS, 0.00%, 8/15/2020 to 2/15/2025; value including accrued interest - $239,700,300.
(11)	$555,140,000 U.S. Treasury STRIPS, 0.00%, 8/15/2004 to 2/15/2026; value including accrued interest - $255,625,670.
(12)	$1,044,730,080 GNMA, 5.375% to 9.50%, 7/15/2008 to 7/15/2032; value including accrued interest - $408,000,000.
(13)	$41,920,000 U.S. Treasury Bill, 0.00%, 2/20/2003; value including accrued interest - $41,613,758.
(14)	$151,962,000 U.S. Treasury Notes, 2.25% to 2.875%, 6/30/2004 to 7/31/2004; value including accrued interest - $153,003,383.
(15)	$708,895,318 GNMA, 5.375% to 9.50%, 12/15/2002 to 8/15/2032; value including accrued interest - $408,001,513.
(16)	$173,247,000 U.S. Treasury Bond, 8.00%, 11/15/2021; value including accrued interest - $239,700,022.
**	Variable rate repurchase agreement where the rate resets daily. The rate shown represents an average of the daily rates over the term of the agreement.

For the Institutional U.S. Government Money Market Fund:
†	Collateralized by:
(1)	$263,878,115 GNMA, 6.50% to 7.50%, 10/20/2029 to 05/15/2032; value including accrued interest - $153,000,001.
(2)	$42,704,000 U.S. Treasury Bond, 6.00%, 02/15/2026; value including accrued interest - $47,726,061, $3,199,000 U.S. Treasury Note, 5.75%, 10/31/2002; value including accrued interest - $3,281,475.
(3)	$2,035,000 FHLB, 2.03%, 09/16/2003; value including accrued interest - 2,035,398.
(4)	$183,590,000 U.S. Treasury STRIPS, 0.00%,04/01/2032; value including accrued interest - $153,001,129.

See Combined Notes to Financial Statements.

Combined Notes to Schedules of Investments
August 31, 2002 (unaudited)

For all Funds:
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under the guidelines established by the Board of Trustees.

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FFCB	Federal Farm Credit Bank
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IADB	Industrial Authority Development Bank
IBRD	International Bank for Reconstruction and Development
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MTC	Municipal Trust Certificates
MTN	Medium Term Note
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RACERS	Restricted Assets Security Enhancement
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SLMA	Student Loan Mortgage Association
SPA	Securities Purchase Agreement
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TAN	Tax Anticipation Note
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand no more than seven calendar days after notice is given by the fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 2002.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

See Combined Notes to Financial Statements.

EVERGREEN
Institutional Money Market Funds
Statements of Assets and Liabilities
August 31, 2002 (unaudited)

	Cash Management Fund	Institutional Money Market Fund	Institutional Municipal Fund	Institutional Treasury Fund	Institutional U.S. Government Fund	Institutional 100% Treasury Fund

Assets
Investments in securities	$ 477,786,719	$ 20,095,517,986	$ 3,050,899,647	$ 700,391,087	$ 704,302,993	$ 779,572,401
Investments in repurchase agreements	0	0	0	4,135,789,795	351,992,341	0

Investments at amortized cost	477,786,719	20,095,517,986	3,050,899,647	4,836,180,882	1,056,295,334	779,572,401
Cash	0	2,063	408,588	30,963,000	0	716
Receivable for Fund shares sold	0	2,131,904	237,000	0	0	0
Interest receivable	1,879,260	62,398,546	6,709,078	12,552,573	2,447,212	1,792,911
Prepaid expenses and other assets	81,773	510,564	171,963	100,524	91,598	7,714

Total assets	479,747,752	20,160,561,063	3,058,426,276	4,879,796,979	1,058,834,144	781,373,742

Liabilities
Distributions payable	739,044	32,682,723	3,952,093	7,398,958	1,428,532	1,088,960
Payable for Fund shares redeemed	0	2,463,107	54,030	2,914	0	5,000
Advisory fee payable	6,031	242,733	36,803	58,730	13,846	6,322
Distribution Plan expenses payable	10,451	103,011	17,545	85,032	14,976	8,798
Due to other related parties	3,112	130,855	19,840	31,661	6,871	5,059
Accrued expenses and other liabilities	33,399	727,809	163,872	298,388	46,439	68,413

Total liabilities	792,037	36,350,238	4,244,183	7,875,683	1,510,664	1,182,552

Net assets	$ 478,955,715	$ 20,124,210,825	$ 3,054,182,093	$ 4,871,921,296	$ 1,057,323,480	$ 780,191,190

Net assets represented by
Paid-in capital	$ 478,857,446	$ 20,135,458,644	$ 3,053,121,961	$ 4,871,938,235	$ 1,057,243,841	$ 779,845,146
Undistributed (overdistributed) net investment income	140,807	(62,068)	720,037	(14,483)	79,639	333,114
Accumulated net realized gains or losses on securities	(42,538)	(11,185,751)	340,095	(2,456)	0	12,930

Total net assets	$ 478,955,715	$ 20,124,210,825	$ 3,054,182,093	$ 4,871,921,296	$ 1,057,323,480	$ 780,191,190

Net assets consists of
Class I	$ 238,615,542	$ 16,270,901,760	$ 2,342,899,346	$ 2,130,303,247	$ 713,134,560	$ 459,603,510
Class AD	1,922	27,008,220	24,007,428	15,460,634	1,033	0
Class IN	8,482,387	408,608,004	113,883,888	340,830,802	1,001,053	0
Class IS	131,507,359	3,272,857,973	556,436,131	1,887,875,490	146,821,525	320,587,680
Class P	51,141,099	112,844,784	16,953,266	388,594,673	188,824,797	0
Class RV	21,739,489	23,470,521	1,018	81,913,255	3,909,632	0
Class RC	27,467,917	8,519,563	1,016	26,943,195	3,630,880	0

Total net assets	$ 478,955,715	$ 20,124,210,825	$ 3,054,182,093	$ 4,871,921,296	$ 1,057,323,480	$ 780,191,190

Shares outstanding
Class I	238,596,579	16,278,838,807	2,342,158,146	2,130,331,277	713,082,286	459,393,545
Class AD	1,922	27,015,098	24,007,505	15,460,539	1,031	0
Class IN	8,481,138	408,653,021	113,867,716	340,829,803	1,001,031	0
Class IS	131,458,418	3,276,095,848	556,131,591	1,887,868,065	146,805,753	320,451,601
Class P	51,125,430	112,879,337	16,951,962	388,590,496	188,815,353	0
Class RV	21,733,980	23,477,132	1,017	81,914,587	3,908,897	0
Class RC	27,458,278	8,521,032	1,015	26,942,718	3,630,748	0

Net asset value per share
Class I	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Class AD	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ -
Class IN	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ -
Class IS	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Class P	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ -
Class RV	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ -
Class RC	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ -

See Combined Notes to Financial Statements.

EVERGREEN
Institutional Money Market Funds
Statements of Operations
Six Months Ended August 31, 2002 (unaudited)

	Cash Management Fund	Institutional Money Market Fund	Institutional Municipal Fund	Institutional Treasury Fund	Institutional U.S. Government Fund	Institutional 100% Treasury Fund

Investment income
Interest	$ 6,424,026	$ 213,998,935	$ 22,923,648	$ 53,483,202	$ 11,039,728	$ 7,182,354

Expenses
Advisory fee	693,544	11,082,758	1,455,170	3,024,309	701,103	826,692
Distribution Plan expenses
Class AD	720	6,558	4,973	1,760	0	0
Class IN	9,978	93,539	25,509	48,211	52	0
Class IS	164,180	4,842,549	739,635	2,490,245	248,846	396,845
Class P	149,579	296,433	33,161	818,040	467,003	0
Class RV	59,392	71,604	4	302,100	15,137	0
Class RC	124,460	32,590	4	126,392	17,877	0
Administrative services fees	187,907	6,003,285	788,197	1,637,964	348,122	234,563
Transfer agent fee	685	698,355	83,058	888	1,304	1,660
Trustees’ fees and expenses	5,489	241,574	26,490	66,861	14,663	8,047
Printing and postage expenses	4,473	102,099	20,961	30,775	14,778	5,547
Custodian fee	72,924	2,076,337	321,842	572,833	129,680	86,834
Registration and filing fees	36,137	6,526	45,410	58,263	79,899	30,070
Professional fees	10,839	43,889	12,539	14,591	13,678	9,902
Other	28,530	454,483	44,065	186,121	38,283	4,629

Total expenses	1,548,837	26,052,579	3,601,018	9,379,353	2,090,425	1,604,789
Less: Expense reductions	(1,875)	(53,290)	(8,240)	(13,034)	(2,829)	(2,102)
Fee waivers	(403,412)	0	0	0	(161,223)	(631,477)

Net expenses	1,143,550	25,999,289	3,592,778	9,366,319	1,926,373	971,210

Net investment income	5,280,476	187,999,646	19,330,870	44,116,883	9,113,355	6,211,144

Net realized gains or losses on securities	(42,538)	(6,689,130)	340,095	0	0	12,930

Net increase in net assets resulting from operations	$ 5,237,938	$ 181,310,516	$ 19,670,965	$ 44,116,883	$ 9,113,355	$ 6,224,074

See Combined Notes to Financial Statements.

EVERGREEN
Institutional Money Market Funds
Statements of Changes in Net Assets
Six Months Ended August 31, 2002 (unaudited)

	Cash Management Fund	Institutional Money Market Fund	Institutional Municipal Fund	Institutional Treasury Fund	Institutional U.S. Government Fund	Institutional 100% Treasury Fund

Operations
Net investment income	$ 5,280,476	$ 187,999,646	$ 19,330,870	$ 44,116,883	$ 9,113,355	$ 6,211,144
Net realized gains or losses on securities	(42,538)	(6,689,130)	340,095	0	0	12,930

Net increase in net assets resulting from operations	5,237,938	181,310,516	19,670,965	44,116,883	9,113,355	6,224,074

Distributions to shareholders from
Net investment income
Class I	(3,368,563)	(152,690,954)	(15,207,818)	(25,685,720)	(6,510,424)	(3,951,686)
Class AD	(26,219)	(246,719)	(149,043)	(56,529)	(9)	0
Class IN	(174,367)	(1,658,047)	(359,421)	(769,791)	(840)	0
Class IS	(1,045,925)	(32,452,156)	(3,830,674)	(14,875,281)	(1,416,317)	(2,260,420)
Class P	(400,619)	(838,551)	(69,358)	(2,035,387)	(1,108,185)	0
Class RV	(107,861)	(139,449)	(5)	(512,280)	(23,332)	0
Class RC	(161,706)	(45,675)	(5)	(148,299)	(19,702)	0

Total distributions to shareholders	(5,285,260)	(188,071,551)	(19,616,324)	(44,083,287)	(9,078,809)	(6,212,106)

Capital share transactions
Proceeds from shares sold	3,182,412,736	50,540,679,439	4,138,375,731	20,330,160,117	5,255,371,059	1,090,763,270
Net asset value of shares issued in reinvestment of distributions	365,255	46,385,216	5,520,059	4,693,683	355,033	1,061,037
Payment for shares redeemed	(3,281,543,775)	(46,000,497,211)	(3,339,857,163)	(20,191,661,191)	(5,220,586,610)	(939,961,388)

Net increase (decrease) in net assets resulting from capital share transactions	(98,765,784)	4,586,567,444	804,038,627	143,192,609	35,139,482	151,862,919
Total increase (decrease) in net assets	(98,813,106)	4,579,806,409	804,093,268	143,226,205	35,174,028	151,874,887
Net assets
Beginning of period	577,768,821	15,544,404,416	2,250,088,825	4,728,695,091	1,022,149,452	628,316,303

End of period	$ 478,955,715	$ 20,124,210,825	$ 3,054,182,093	$ 4,871,921,296	$ 1,057,323,480	$ 780,191,190

Undistributed (overdistributed) net investment income	$ 140,807	$ (62,068)	$ 720,037	$ (14,483)	$ 79,639	$ 333,114

See Combined Notes to Financial Statements.

EVERGREEN
Institutional Money Market Funds
Statements of Changes in Net Assets
Year Ended February 28, 2002

	Cash Management Fund	Institutional Money Market Fund	Institutional Municipal Fund	Institutional Treasury Fund	Institutional U.S. Government Fund	Institutional 100% Treasury Fund

Operations
Net investment income	$ 12,933,779	$ 413,834,826	$ 47,752,623	$ 104,862,584	$ 21,649,912	$ 20,607,163
Net realized gains or losses on securities	145,840	(87,714)	983,411	0	14,915	171,985

Net increase in net assets resulting from operations	13,079,619	413,747,112	48,736,034	104,862,584	21,664,827	20,779,148

Distributions to shareholders from
Net investment income
Class I	(5,884,864)	(295,016,293)	(34,641,265)	(57,630,159)	(14,623,972)	(11,914,094)
Class AD	(14,821)	(338,396)	(59,825)	(372)	(24)	0
Class IN	(730,783)	(2,444,260)	(236,974)	(1,684)	(24)	0
Class IS	(3,673,753)	(115,147,506)	(12,814,728)	(45,654,843)	(5,489,353)	(8,694,197)
Class P	(2,019,681)	(391,833)	(38,112)	(987,626)	(1,206,622)	0
Class RV	(348,172)	(390,428)	(13)	(426,262)	(238,140)	0
Class RC	(261,954)	(96,273)	(13)	(209,717)	(89,474)	0

Total distributions to shareholders	(12,934,028)	(413,824,989)	(47,790,930)	(104,910,663)	(21,647,609)	(20,608,291)

Capital share transactions
Proceeds from shares sold	7,657,711,547	71,717,218,709	6,000,899,309	17,312,186,789	3,533,106,462	2,735,435,482
Net asset value of shares issued in reinvestment of distributions	828,486	119,356,216	15,644,814	8,059,972	1,922,923	4,849,752
Payment for shares redeemed	(7,080,916,803)	(65,811,972,692)	(5,375,737,364)	(15,925,870,263)	(3,031,516,455)	(2,635,580,694)

Net increase in net assets resulting from capital share transactions	577,623,230	6,024,602,233	640,806,759	1,394,376,498	503,512,930	104,704,540

Total increase in net assets	577,768,821	6,024,524,356	641,751,863	1,394,328,419	503,530,148	104,875,397
Net assets
Beginning of period	0	9,519,880,060	1,608,336,962	3,334,366,672	518,619,304	523,440,906

End of period	$ 577,768,821	$ 15,544,404,416	$ 2,250,088,825	$ 4,728,695,091	$ 1,022,149,452	$ 628,316,303

Undistributed (overdistributed) net investment income	$ 145,591	$ 9,837	$ 1,005,491	$ (48,079)	$ 45,095	$ 334,076

See Combined Notes to Financial Statements.

EVERGREEN
Institutional Money Market Funds
Combined Notes to Financial Statements (unaudited)

1. ORGANIZATION

The Evergreen Institutional Money Market Funds consist of Evergreen Cash Management Money Market Fund (“Cash Management Fund”), Evergreen Institutional Money Market Fund (“Institutional Money Market Fund”), Evergreen Institutional Municipal Money Market Fund (“Institutional Municipal Fund”), Evergreen Institutional Treasury Money Market Fund (“Institutional Treasury Fund”), Evergreen Institutional U.S. Government Money Market Fund (“Institutional U.S. Government Fund”) and Evergreen Institutional 100% Treasury Money Market Fund (“Institutional 100% Treasury Fund”). Each of the Funds is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Fund offers Institutional (“Class I”) and Institutional Services (“Class IS”) classes of shares. In addition, each Fund, except Institutional 100% Treasury Fund, offers Administrative (“Class AD”), Investor (“Class IN”), Participant (“Class P”), Reserve (“Class RV”) and Resource (“Class RC”) classes of shares. Each class of shares is offered at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I, pays an ongoing distribution fee. Class I shares are not subject to distribution fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

B. Repurchase Agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. Securities Lending

The Funds, except Institutional 100% Treasury Fund, may lend their securities to certain qualified brokers in order to earn additional income. The Funds receive compensation in the form of fees or interest earned on the investment of any cash collateral received. The Funds receive collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Funds could experience delays and costs in recovering the loaned securities or in gaining access to the collateral.

EVERGREEN
Institutional Money Market Funds
Combined Notes to Financial Statements (unaudited) (continued)

D. Security Transactions and Investment Income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

E. Federal Taxes

Each Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

F. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains are recorded on the ex-dividend date.

Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

G. Class Allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”) (formerly, First Union Corporation), is the investment advisor to the Funds and is paid a management fee that is calculated and paid at an annual rate of each Fund’s average net assets as identified below.
Management Fee Rate

Cash Management Fund	0.22%
Institutional Money Market Fund	0.11%
Institutional Municipal Fund	0.11%
Institutional Treasury Fund	0.11%
Institutional U.S. Government Fund	0.12%
Institutional 100% Treasury Fund	0.21%

During the six months ended August 31, 2002, the amount of investment advisory fees waived by the investment advisor and the impact on each Fund’s annualized expense ratio represented as a percentage of its average net assets were as follows:

	Fees Waived	% of Average Daily NetAssets

Cash Management Fund	$ 403,412	0.13%
Institutional U.S. Government Fund	161,223	0.03%
Institutional 100% Treasury Fund	631,477	0.16%

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel and is paid by each Fund an administrative fee starting at 0.06% and declining to 0.04%, as net assets increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Funds.

EVERGREEN
Institutional Money Market Funds
Combined Notes to Financial Statements (unaudited) (continued)

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees for each class are calculated and paid at the following annual rates:

Average Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

5. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class I, Class AD, Class IN, Class IS, Class P, Class RV and Class RC shares. Transactions in shares (valued at $1.00 per share) of the Funds were as follows:

Cash Management Fund

	Six Months Ended August 31, 2002	Year Ended February 28, 2002 (a)

Class I
Shares sold	1,693,333,980	3,036,395,641
Shares issued in reinvestment of distributions	243,850	21,291
Shares redeemed	(1,723,084,158)	(2,768,314,025)

Net increase (decrease)	(29,506,328)	268,102,907

Class AD
Shares sold	125,954,225	80,568,625
Shares issued in reinvestment of distributions	10,066	6,913
Shares redeemed	(125,963,380)	(80,574,527)

Net increase	911	1,011

Class IN
Shares sold	150,710,667	98,470,882
Shares issued in reinvestment of distributions	108,974	650,184
Shares redeemed	(157,915,678)	(83,543,891)

Net increase (decrease)	(7,096,037)	15,577,175

Class IS
Shares sold	703,163,651	2,366,209,717
Shares issued in reinvestment of distributions	2,365	150,035
Shares redeemed	(746,099,080)	(2,191,968,270)

Net increase (decrease)	(42,933,064)	174,391,482

Class P
Shares sold	453,368,663	1,884,340,427
Shares issued in reinvestment of distributions	0	23
Shares redeemed	(457,828,165)	(1,828,755,518)

Net increase (decrease)	(4,459,502)	55,584,932

Class RV
Shares sold	34,878,116	102,956,479
Shares issued in reinvestment of distributions	0	22
Shares redeemed	(27,315,235)	(88,785,402)

Net increase	7,562,881	14,171,099

Class RC
Shares sold	21,001,733	88,769,776
Shares issued in reinvestment of distributions	0	18
Shares redeemed	(43,338,079)	(38,975,170)

Net increase (decrease)	(22,336,346)	49,794,624

(a) For Class RC, for the period from March 26, 2001 (commencement of class operations), to February 28, 2002.

EVERGREEN
Institutional Money Market Funds
Combined Notes to Financial Statements (unaudited) (continued)

Institutional Money Market Fund

	Six Months Ended August 31, 2002	Year Ended February 28, 2002 (a)

Class I
Shares sold	44,312,738,725	58,151,860,195
Shares issued in reinvestment of distributions	28,995,792	53,764,762
Shares redeemed	(39,355,865,237)	(53,176,656,747)

Net increase	4,985,869,280	5,028,968,210

Class AD
Shares sold	50,420,076	44,176,712
Shares issued in reinvestment of distributions	191,170	320,244
Shares redeemed	(49,231,214)	(18,861,890)

Net increase	1,380,032	25,635,066

Class IN
Shares sold	1,015,018,580	626,319,370
Shares issued in reinvestment of distributions	254,208	2,106,033
Shares redeemed	(730,466,032)	(504,579,138)

Net increase	284,806,756	123,846,265

Class IS
Shares sold	4,967,707,464	12,392,960,768
Shares issued in reinvestment of distributions	16,522,596	62,918,354
Shares redeemed	(5,606,646,609)	(11,817,676,006)

Net increase (decrease)	(622,416,549)	638,203,116

Class P
Shares sold	133,833,496	207,618,536
Shares issued in reinvestment of distributions	419,066	205,492
Shares redeemed	(176,785,926)	(52,411,327)

Net increase (decrease)	(42,533,364)	155,412,701

Class RV
Shares sold	35,951,464	150,850,450
Shares issued in reinvestment of distributions	2,356	9,625
Shares redeemed	(32,884,441)	(130,452,322)

Net increase	3,069,379	20,407,753

Class RC
Shares sold	25,009,634	143,432,678
Shares issued in reinvestment of distributions	28	31,706
Shares redeemed	(48,617,752)	(111,335,262)

Net increase (decrease)	(23,608,090)	32,129,122

(a) For Classes AD, IN, P, RV and RC, for the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

Institutional Municipal Fund

	Six Months Ended August 31, 2002	Year Ended February 28, 2002 (b)

Class I
Shares sold	3,579,566,624	4,786,219,204
Shares issued in reinvestment of distributions	2,418,142	4,265,081
Shares redeemed	(2,865,064,894)	(4,321,221,169)

Net increase	716,919,872	469,263,116

Class AD
Shares sold	17,316,505	49,675,417
Shares issued in reinvestment of distributions	114,304	59,197
Shares redeemed	(10,977,683)	(32,180,235)

Net increase	6,453,126	17,554,379

Class IN
Shares sold	131,784,255	50,318,274
Shares issued in reinvestment of distributions	211,865	228,962
Shares redeemed	(24,353,910)	(44,321,730)

Net increase	107,642,210	6,225,506

Class IS
Shares sold	392,480,152	1,094,924,144
Shares issued in reinvestment of distributions	2,721,643	11,053,439
Shares redeemed	(429,257,480)	(968,088,715)

Net increase (decrease)	(34,055,685)	137,888,868

(b) For Classes AD and IN, for the period from May 1, 2001 (commencement of class operations) to, February 28, 2002.

EVERGREEN
Institutional Money Market Funds
Combined Notes to Financial Statements (unaudited) (continued)

Institutional Municipal Fund (Continued)

	Six Months Ended August 31, 2002	Year Ended February 28, 2002 (a)

Class P
Shares sold	17,228,195	19,760,270
Shares issued in reinvestment of distributions	54,098	38,110
Shares redeemed	(10,203,196)	(9,925,515)

Net increase	7,079,097	9,872,865

Class RV
Shares sold	0	1,000
Shares issued in reinvestment of distributions	4	13
Shares redeemed	0	0

Net increase	4	1,013

Class RC
Shares sold	0	1,000
Shares issued in reinvestment of distributions	3	12
Shares redeemed	0	0

Net increase	3	1,012

(a) For Classes P, RV and RC, for the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

Institutional Treasury Fund

	Six Months Ended August 31, 2002	Year Ended February 28, 2002 (b)

Class I
Shares sold	15,246,170,893	10,933,044,866
Shares issued in reinvestment of distributions	2,352,216	910,122
Shares redeemed	(15,557,439,787)	(10,278,767,966)

Net increase (decrease)	(308,916,678)	655,187,022

Class AD
Shares sold	62,368,065	4,770,626
Shares issued in reinvestment of distributions	7	23
Shares redeemed	(51,678,182)	0

Net increase	10,689,890	4,770,649

Class IN
Shares sold	441,619,566	1,241,725
Shares issued in reinvestment of distributions	7,101	23
Shares redeemed	(102,038,612)	0

Net increase	339,588,055	1,241,748

Class IS
Shares sold	3,421,562,435	5,002,691,935
Shares issued in reinvestment of distributions	2,334,004	7,145,656
Shares redeemed	(3,421,912,808)	(4,674,260,602)

Net increase	1,983,631	335,576,989

Class P
Shares sold	722,410,394	1,036,738,053
Shares issued in reinvestment of distributions	0	14
Shares redeemed	(598,543,501)	(772,014,464)

Net increase	123,866,893	264,723,603

Class RV
Shares sold	301,570,425	204,929,274
Shares issued in reinvestment of distributions	355	4,121
Shares redeemed	(310,258,401)	(114,331,187)

Net increase (decrease)	(8,687,621)	90,602,208

Class RC
Shares sold	134,458,339	128,770,310
Shares issued in reinvestment of distributions	0	13
Shares redeemed	(149,789,900)	(86,496,044)

Net increase (decrease)	(15,331,561)	42,274,279

(b) For Classes AD, IN, P, RV and RC, for the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

EVERGREEN
Institutional Money Market Funds
Combined Notes to Financial Statements (unaudited) (continued)

Institutional U.S. Government Fund

	Six Months Ended August 31, 2002	Year Ended February 28, 2002 (a)

Class I
Shares sold	4,232,253,166	1,846,738,674
Shares issued in reinvestment of distributions	263,552	1,353,029
Shares redeemed	(4,138,199,465)	(1,620,358,100)

Net increase	94,317,253	227,733,603

Class AD
Shares sold	0	1,000
Shares issued in reinvestment of distributions	7	24
Shares redeemed	0	0

Net increase	7	1,024

Class IN
Shares sold	1,000,000	1,000
Shares issued in reinvestment of distributions	7	24
Shares redeemed	0	0

Net increase	1,000,007	1,024

Class IS
Shares sold	725,039,644	1,003,899,264
Shares issued in reinvestment of distributions	91,366	569,559
Shares redeemed	(785,711,976)	(924,643,368)

Net increase (decrease)	(60,580,966)	79,825,455

Class P
Shares sold	284,605,305	611,008,678
Shares issued in reinvestment of distributions	102	251
Shares redeemed	(274,243,455)	(432,555,528)

Net increase	10,361,952	178,453,401

Class RV
Shares sold	2,619,165	39,878,306
Shares issued in reinvestment of distributions	0	15
Shares redeemed	(9,949,193)	(28,639,396)

Net increase (decrease)	(7,330,028)	11,238,925

Class RC
Shares sold	9,853,779	31,579,540
Shares issued in reinvestment of distributions	0	14
Shares redeemed	(12,482,521)	(25,320,064)

Net increase (decrease)	(2,628,742)	6,259,490

(a) For Classes AD, IN, P, RV and RC, for the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

Institutional 100% Treasury Fund

	Six Months Ended August 31, 2002	Year Ended February 28,2002

Class I
Shares sold	580,288,441	1,254,562,602
Shares issued in reinvestment of distributions	545,514	3,173,323
Shares redeemed	(530,436,554)	(1,087,826,015)

Net increase	50,397,401	169,909,910

Class IS
Shares sold	510,474,829	1,480,872,880
Shares issued in reinvestment of distributions	515,523	1,676,429
Shares redeemed	(409,524,834)	(1,547,754,679)

Net increase (decrease)	101,465,518	(65,205,370)

EVERGREEN
Institutional Money Market Funds
Combined Notes to Financial Statements (unaudited) (continued)

6. SECURITIES TRANSACTIONS

The Institutional Treasury Fund loaned securities during the six months ended August 31, 2002 to certain brokers. During the six months ended August 31, 2002, the Fund earned $138,918 in income from securities lending. As of August 31, 2002, the Funds had no securities on loan.

On August 31, 2002, the cost of investments for federal income tax purposes of each Fund was the same as for financial reporting purposes.

As of February 28, 2002, the Funds had capital loss carryovers for federal income tax purposes as follows:

	Total Capital Loss Carryovers	Expiration
		2004	2006	2007	2008	2009

Institutional Money Market Fund	$ 4,265,748	$ 0	$ 8,223	$ 238,898	$ 231,626	$ 3,787,001
Institutional Treasury Fund	2,456	384	2,072	0	0	0

Certain portions of the capital loss carryovers of Institutional Money Market Fund and Institutional Treasury Fund were assumed as a result of acquisitions.

For income tax purposes, capital losses incurred after October 31 within a Fund’s fiscal year are deemed to arise on the first business day of the Fund’s following fiscal year. As of February 28, 2002, Institutional Money Market Fund had incurred and elected to defer post October losses of $230,873.

7. INTERFUND LENDING

Pursuant to an exemptive order issued by the SEC, the Funds, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the Funds to borrow from, or lend money to, other participating funds.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and their custodian, a portion of the fund expenses have been reduced. The amount of expense reductions received by each Fund and the impact of the total expense reductions on each Fund’s annualized expense ratio represented as a percentage of its average net assets were as follows:

	Total Expense Reductions	% of Average Net Assets

Cash Management Fund	$ 1,875	0.00%
Institutional Money Market Fund	53,290	0.00%
Institutional Municipal Fund	8,240	0.00%
Institutional Treasury Fund	13,034	0.00%
Institutional U.S. Government Fund	2,829	0.00%
Institutional 100% Treasury Fund	2,102	0.00%

9. DEFERRED TRUSTEES’ FEES

Each independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

EVERGREEN
Institutional Money Market Funds
Combined Notes to Financial Statements (unaudited) (continued)

10. IN-KIND TRANSACTIONS

Effective on the close of business on May 24, 2002, certain of the Funds acquired assets through in-kind transactions. These transactions each transferred the underlying securities and net cash balances of certain money market funds to the Funds identified below. In each transaction, shareholders redeemed out of one fund and purchased shares in another fund representing the value of those underlying securities and net cash balances which resulted in no gain or loss to the shareholders.

Fund Shares Issued	Class ISS hares Issued	Cost/Market Value of Securities	Fund Assets Liquidated

Institutional Money Market Fund	319,941,643	$319,941,643	Wachovia Money Market Fund
Institutional Municipal Fund	244,235,667	244,235,667	Wachovia Tax-Free Money Market Fund
Institutional Treasury Fund	243,340,471	243,340,471	Wachovia Treasury Money Market Fund

The amount of shares issued by the fund assets liquidated are reflected in the proceeds from shares sold in the respective Fund’s Statement of Changes in Net Assets for the six months ended August 31, 2002.

11. FINANCING AGREEMENT

The Funds and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended August 31, 2002, the Funds had no borrowings under this agreement.

BOARD OF TRUSTEES

Name, address and date of birth	Position with trust	Begining year of term of office*	Principal occupations for last five years	Number of portfolios overseen in Evergreen funds complex	Other directorships held outside of Evergreen funds complex

Charles A. Austin III 200 Berkeley Street Boston, MA 02116 DOB: 10/23/1934	Trustee	1991	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

K. Dun Gifford 200 Berkeley Street Boston, MA 02116 DOB: 10/23/1938	Trustee	1974	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

Leroy Keith, Jr. 200 Berkeley Street Boston, MA 02116 DOB: 2/14/1939	Trustee	1983	Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund

Gerald M. McDonnell 200 Berkeley Street Boston, MA 02116 DOB: 7/14/1939	Trustee	1988	Sales Manager, SMI-STEEL -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

Thomas L. McVerry 200 Berkeley Street Boston, MA 02116 DOB: 8/2/1938	Trustee	1993	Director of Carolina Cooperative Credit Union; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

William Walt Pettit 200 Berkeley Street Boston, MA 02116 DOB: 8/26/1955	Trustee	1984	Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

David M. Richardson 200 Berkeley Street Boston, MA 02116 DOB: 9/19/1941	Trustee	1982	President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

Russell A. Salton, III MD 200 Berkeley Street Boston, MA 02116 DOB: 6/2/1947	Trustee	1984	Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

Michael S. Scofield 200 Berkeley Street Boston, MA 02116 DOB: 2/20/1943	Trustee	1984	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

Richard J. Shima 200 Berkeley Street Boston, MA 02116 DOB: 8/11/1939	Trustee	1993	Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

Richard K. Wagoner, CFA** 200 Berkeley Street Boston, MA 02116 DOB: 12/12/1937	Trustee	1999	Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.

** Mr. Wagoner is an “interested person” of the funds because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the funds’ investment advisor.

Additional information about the funds’ Board of Trustees can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

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* Income may be subject to the federal alternative minimum tax as well as state and local taxes.

543700 10/2002

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Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034